[front cover]


                             STATE STREET RESEARCH
                             GOVERNMENT INCOME FUND


SEMIANNUAL REPORT
April 30, 1997


-----------------------------------
            WHAT'S INSIDE
-----------------------------------

Investment Update
The Fund, economy
and markets

Fund Information
Facts and Figures

Plus, Complete Portfolio Holdings
and Financial Statements


  [DALBAR box logo]
  DALBAR KEY HONORS
    COMMITMENT TO:
      INVESTORS
         1996

    For Excellence
          in
 Shareholder Service


                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy
o Economic growth accelerated somewhat in the fourth quarter of 1996 and continued to advance into the first few months of 1997, exceeding expectations.
o Consumer spending and industrial output steadily advanced during the six months ended April 30, 1997. Wages continued to rise during the period, but consumer prices and inflation remained low.
o  The Federal Reserve raised interest rates by one-quarter percent in March.

The Markets
o The Fed's tightening had a predictable effect on both the stock and bond markets. The bond market anticipated and then reacted to the Fed's action by experiencing negative returns for the first quarter of 1997 for most sectors. The stock market, as measured by the Dow Jones Industrial Average, experienced a sizable correction then resumed its ascent, setting a new high.
o Bond performance lost momentum late in the fourth quarter of 1996 and into the first part of 1997, but rallied in April in most sectors. For the six months ended April 30, 1997, the Merrill Lynch Government Master Bond Index gained +1.70%; and the Salomon Brothers Non-U.S. Dollar World Government Bond Index lost -7.30%.[1]
o The Standard & Poor's 500 Composite Index was up +14.71% for the six-month period.[1]

THE FUND

Over the past six months
o For the six months ending April 30, 1997, Government Income Fund's Class A shares generated a total return of +1.42% (does not reflect sales charge).[2] The Fund outperformed the average total return of 1.11% provided by 186 fund classes in Lipper Analytical Services' General U.S. Government Funds category (does not reflect sales charge).
o  As of April 30, 1997, the Fund's SEC yield was 6.16% (Class A shares).
o We reduced the Fund's holdings in mortgage-backed securities, foreign bonds and cash equivalents. We increased our position in U.S. government securities with long-intermediate and long-term maturities. We also increased the Fund's duration during the period.

Current Strategy
o As of April 30, 1997, Government Income Fund was structured as follows: 43% in U.S. Treasury securities, 33% in U.S. agency mortgage securities, 20% in trust certificates and other and 3% in foreign government bonds.
o We think that interest rates could rise temporarily, as investors' concerns regarding stronger-than-expected economic growth and future inflation push interest rates higher. Further, the Federal Reserve Board may raise interest rates again.
o Longer term, we believe that higher interest rates will slow economic growth and lead to lower interest rates. We look for slower, but solid economic growth and well-contained inflation, which should create a positive environment for fixed-income investors.

   April 30, 1997

[1] The Merrill Lynch Government Master Bond Index is a commonly used measure of bond market performance. The Salomon Brothers Non- U.S. Dollar World Government Bond Index is a commonly used measure of international bond performance. The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The indices are unmanaged and do not take transaction charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

[2] +0.97% for Class B shares; +1.55% for Class C shares; +0.97% for Class D shares. Returns do not reflect sales charges.

[3] All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Investments in the Fund are not insured or guaranteed by the U.S. government or any other entity. Performance for a class may include periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter, which will reduce subsequent performance. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

[4] Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "D" share contingent deferred sales charges, where applicable.

[5] Cumulative total returns are not annualized and do not reflect sales charges, which, if reflected, would reduce performance.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1997, except where otherwise noted)
--------------------------------------------------------------------------------

SEC Average Annual Compound Rates of Return for periods ended 3/31/97 (at maximum applicable sales charge)[3,4]

              10 Years     5 Years      1 Year
            ----------   ----------   -----------
Class A       +7.20%       +5.90%         -0.40%
--------     --------     -------      --------
Class B       +7.37%       +5.92%         -1.35%
--------    --------     --------      --------
Class C       +7.79%       +7.07%         +4.56%
--------    --------     --------      --------
Class D       +7.38%       +6.25%         +2.55%

Average Annual Compound Rates of Return
(do not reflect sales charge)[3]

             10 Years     5 Years      1 Year
            ----------   ----------   ---------
Class A       +8.06%       +7.08%       +6.13%
--------     --------     -------     --------
Class B       +7.72%       +6.40%       +5.36%
--------    --------     --------     --------
Class C       +8.16%       +7.27%       +6.40%
--------    --------     --------     --------
Class D       +7.72%       +6.41%       +5.36%

Cumulative Total Returns
(do not reflect sales charge)[3,5]

                10 Years        5 Years       1 Year
            --------------   ------------   ---------
Class A         +117.07%        +40.76%       +6.13%
--------     -----------      ---------     --------
Class B         +110.28%        +36.35%       +5.36%
--------    ------------     ----------     --------
Class C         +119.05%        +42.04%       +6.40%
--------    ------------     ----------     --------
Class D         +110.42%        +36.44%       +5.36%

SEC Yield

Class A      6.16%
--------    ------
Class B      5.72%
--------    ------
Class C      6.71%
--------    ------
Class D      5.71%

SEC yield is based on the net investment income produced for the 30 days ended April 30, 1997.

Asset Allocation
(by percentage of net assets

U.S. Treasury Securities        43%
U.S. Agency Mortgage Securities 33%
Trust Certificates/Other        20%
Foreign Government Bonds         3%
Cash                             1%

STATE STREET RESEARCH GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
April 30, 1997 (Unaudited)

                                      Principal    Maturity           Value
                                        Amount       Date           (Note 1)
                                     ------------- ------------   --------------
U.S. GOVERNMENT SECURITIES 75.6%
U.S. Treasury 42.6%
U.S. Treasury Bond, 13.75%    ...... $10,000,000    8/15/2004     $ 14,012,500
U.S. Treasury Bond, 11.625%   ......   5,000,000   11/15/2004        6,434,350
U.S. Treasury Bond, 10.75%    ......  14,100,000    8/15/2005       17,631,627
U.S. Treasury Bond, 12.00%    ......  12,000,000    8/15/2013       16,721,280
U.S. Treasury Bond, 9.875%    ......   8,500,000   11/15/2015       10,999,510
U.S. Treasury Bond, 9.25%  .........  29,500,000    2/15/2016       36,294,145
U.S. Treasury Bond, 8.125%    ......  26,300,000    8/15/2021       29,529,903
U.S. Treasury Bond, 6.25%  .........  14,050,000    8/15/2023       12,726,209
U.S. Treasury Bond, 7.50%  .........  20,000,000   11/15/2024       21,128,200
U.S. Treasury Inflation Indexed
  Note, 3.375%    ..................   6,572,241    1/15/2007        6,467,480
U.S. Treasury Note, 6.625%    ......  27,850,000    7/31/2001       27,928,258
U.S. Treasury Note, 6.25%  .........   6,450,000    2/28/2002        6,363,312
U.S. Treasury Note, 7.25%  .........  25,825,000    5/15/2004       26,660,181
U.S. Treasury Note, 6.50%  .........  45,675,000    8/15/2005       44,997,183
                                                                  -------------
                                                                   277,894,138
                                                                  -------------
U.S. Agency Mortgage 31.2%
Federal Home Loan Mortgage
  Corp. Deb., 7.24%  ...............  10,020,000    5/15/2002        9,969,900
Federal Home Loan Mortgage
  Corp. FHA-VA, 9.00%   ............   5,769,040   12/01/2009        6,062,973
Federal Home Loan Mortgage
  Corp. Gold, 7.50%  ...............  14,936,663    1/01/2025       14,908,582
Federal Home Loan Mortgage
  Corp. Series 29-H PAC, 6.50%.....    5,525,000    3/25/2023        5,272,894
Federal Housing Administration
  Charles River Project, 9.625%.....   9,468,953   12/01/2033       10,066,680
Federal Housing Administration
  Court Yard Project, 10.75%           6,485,874    8/01/2032        7,006,771
Federal Housing Administration
  East Bay Manor Project, 10.00%....   6,758,119    3/01/2033        7,205,845
Federal National Mortgage
  Association, 7.50% ...............  12,016,204    6/01/2010       12,151,387
Federal National Mortgage
  Association, 7.00%................      42,241    2/01/2024           41,198
Federal National Mortgage
  Association FHA-VA, 8.00%.........   4,532,153    4/01/2008        4,665,262
Federal National Mortgage
  Association FHA-VA, 8.00%.........   6,432,169    6/01/2008        6,621,081
Federal National Mortgage
  Association FHA-VA, 8.50%.........   8,415,498    2/01/2009        8,905,700
Federal National Mortgage
  Association FHA-VA, 9.00%.........   7,857,719    5/01/2009        8,289,816


                                      Principal    Maturity           Value
                                        Amount       Date           (Note 1)
                                     ------------- ------------   --------------
U.S. Agency Mortgage (cont'd)
Federal National Mortgage
  Association FHA-VA, 9.00%......... $ 1,815,276    4/01/2016     $  1,915,098
Federal National Mortgage
  Association TBA, 7.50%   .........   6,250,000    6/17/2012        6,287,109
Government National Mortgage
  Association, 7.50%    ............  11,468,077    6/15/2009       11,640,099
Government National Mortgage
  Association, 9.50%    ............   3,013,127    9/15/2009        3,236,454
Government National Mortgage
  Association, 9.50%    ............   5,571,341   10/15/2009        5,988,914
Government National Mortgage
  Association, 9.50%    ............   2,547,020   11/15/2009        2,735,754
Government National Mortgage
  Association, 9.00%    ............   1,945,987    4/15/2017        2,073,060
Government National Mortgage
  Association, 8.00%    ............   1,862,118   10/15/2017        1,912,265
Government National Mortgage
  Association, 9.50%    ............   1,074,015   11/15/2017        1,160,054
Government National Mortgage
  Association, 9.50%    ............  12,453,670   11/15/2017       12,789,048
Government National Mortgage
  Association, 9.50%    ............     250,121    9/15/2019          269,908
Government National Mortgage
  Association, 7.50%    ............   2,769,206    9/15/2021        2,767,129
Government National Mortgage
  Association, 8.00%    ............     416,846    5/15/2022          425,308
Government National Mortgage
  Association, 8.00%    ............   4,641,306   12/15/2022        4,735,524
Government National Mortgage
  Association, 7.50%    ............   1,415,408    1/15/2023        1,411,431
Government National Mortgage
  Association, 10.00%   ............  16,947,388    6/15/2023       18,101,844
Government National Mortgage
  Association, 10.00%   ............  12,378,397    6/15/2023       12,343,614
Government National Mortgage
  Association, 7.50%    ............     779,074    8/15/2023          776,885
Government National Mortgage
  Association, 7.50%    ............     825,624   10/15/2023          823,304
Government National Mortgage
  Association, 7.50%    ............     568,803   12/15/2023          567,204
Government National Mortgage
  Association, 7.50%    ............     765,340    1/15/2024          762,233
Government National Mortgage
  Association, 7.50%    ............   9,505,552    4/15/2024        9,466,959
                                                                  -------------
                                                                   203,357,287
                                                                  -------------
The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

                                                             Principal       Maturity            Value
                                                               Amount          Date            (Note 1)
                                                         ------------------- ------------   ----------------
U.S. Agency 1.8%
Guaranteed Export Trust Notes
  Series 95-A, 6.28%   .................................    $ 7,941,176       6/15/2004      $  7,846,121
Guaranteed Export Trust Notes
  Series 96-A, 6.55%   .................................      4,014,704       6/15/2004         3,988,688
                                                                                             ------------
                                                                                               11,834,809
                                                                                             ------------
Total U.S. Government Securities (Cost $489,609,319)  ....................................     493,086,234
                                                                                              ------------
OTHER INVESTMENTS 23.1%
Trust Certificates 13.5%
Cooperative Utility Trust
  Certificates, 9.50%  .................................     25,499,000       2/15/2017        26,455,213
Cooperative Utility Trust
  Certificates, 9.52%  .................................     24,525,000       3/15/2019        26,252,786
Government Backed Trust Class
  T-3, 9.625% ..........................................      9,511,564       5/15/2002        10,036,983
Government Trust Certificates
  Class 2-E, 9.40%  ....................................     23,719,860       5/15/2002        25,047,935
                                                                                             ------------
                                                                                               87,792,917
                                                                                             ------------
Foreign Government 2.7%                               Australian Dollar
Government of Australia, 10.00% ........................     11,975,000       2/15/2006        10,629,949
                                                        Canadian Dollar
Government of Canada, 0.00%.............................      4,000,000      10/16/1997         2,824,681
                                                 European Currency Unit
Government of France, 8.00%  ...........................      3,225,000       4/25/2003         4,074,885
                                                                                             ------------
                                                                                               17,529,515
                                                                                             ============
Finance/Mortgage 6.9%
Chase Commercial Mortgage
  Securities Corp. 1996-2 A-2, 6.90% ...................    $ 5,175,000       9/19/2006         4,959,875
Chase Mortgage Finance Corp.
  Series 93L-5, 6.25%  .................................      5,000,000      10/25/2024         4,825,000


                                                             Principal       Maturity            Value
                                                               Amount          Date            (Note 1)
                                                         ------------------- ------------   ----------------
Finance/Mortgage (cont'd)
Countrywide Series 1994-9 A-2
  PAC, 6.50%  ..........................................    $ 6,844,898       5/25/2024      $  6,787,144
GE Capital Mortgage Services
  Inc., 5.85%    .......................................      5,724,693       9/25/2023         5,687,081
Prudential Home Mortgage
  Securities Co. Series 93-29
  A-6 PAC, 6.75%    ....................................      9,070,084       8/25/2008         9,027,545
Prudential Home Mortgage
  Securities Co. Series 94-3
  A-10 PAC-2, 6.50%    .................................      6,000,000       2/25/2024         5,630,580
Residential Funding Corp.
  Series 93-S25 A-1, 6.50%   ...........................      8,395,976       7/25/2008         8,327,717
                                                                                             ------------
                                                                                               45,244,942
                                                                                             ------------
Total Other Investments (Cost $152,213,353) ............                                      150,567,374
                                                                                             ------------
SHORT-TERM OBLIGATIONS 1.4%
Student Loan Marketing
  Association, 5.28%   .................................      9,590,000       5/01/1997         9,590,000
                                                                                             ------------
Total Short-Term Obligations (Cost $9,590,000) .........                                        9,590,000
                                                                                             ------------
Total Investments (Cost $651,412,672)--100.1%  .........                                      653,243,608
Cash and Other Assets, Less Liabilities--(0.1%)   ......                                         (789,535)
                                                                                             ------------
Net Assets--100.0%  ....................................                                     $652,454,073
                                                                                             ============
Federal Income Tax Information:
AtApril 30, 1997, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $651,412,672 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost   .........................................................                  $ 11,235,558
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax
  cost over value   ....................................                                       (9,404,622)
                                                                                             ------------
                                                                                             $  1,830,936
                                                                                             ============

--------------------------------------------------------------------------------
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Forward currency exchange contracts outstanding at April 30, 1997 are as follows:

                                                                                             Unrealized
                                                                                            Appreciation
                                                       Total Value        Contract Price  (Depreciation)     Delivery Date
                                                   --------------------   --------------- ----------------   --------------
Buy Australian dollars, Sell U.S. dollars           1,213,550     AUD      .77567   AUD      $     4,944         5/14/97
Sell Australian dollars, Buy U.S. dollars           9,223,550     AUD      .75560   AUD         (222,694)        5/14/97
Sell Australian dollars, Buy U.S. dollars           4,700,000     AUD      .77920   AUD           (1,289)        5/14/97
Buy Canadian dollars, Sell U.S. dollars             2,470,000     CAD      .74267   CAD          (64,498)        5/14/97
Sell Canadian dollars, Buy U.S. dollars             2,470,000     CAD      .74223   CAD           63,409         5/14/97
Sell Danish krone, Buy U.S. dollars                53,961,000     DKK      .15684   DKK          269,029         5/14/97
Buy Danish krone, Sell U.S. dollars                26,341,000     DKK      .15533   DKK          (91,474)        5/14/97
Buy Danish krone, Sell U.S. dollars                27,620,000     DKK      .15316   DKK          (36,054)        5/14/97
Sell European currency units, Buy U.S. dollars      3,598,000     XEU     1.16180   XEU          120,784         5/14/97
                                                                                             -----------
                                                                                             $    42,157
                                                                                             ===========

Written put option transactions during the six months ended April 30, 1997 were as follows:

                                      Principal
                                        Amount         Premiums
                                     -------------    ---------
Outstanding, beginning of period                --           --
Options written                        $16,500,000     $101,876
Options expired                                 --           --
Options closed                                  --           --
                                      ------------    ---------
Outstanding, end of period             $16,500,000     $101,876
                                      ============    =========

Written put options outstanding at April 30, 1997 are as follows:

                             Principal    Exercise     Expiration
Type                           Amount       Price         Date        Value
--------------------------- ------------- ---------- ---------------- -------
U.S. Treasury Bond Future   $16,500,000     $106      June 17, 1997   $7,734

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1997 (Unaudited)

Assets
Investments, at value (Cost $651,412,672) (Note 1) .........     $653,243,608
Cash .......................................................            2,761
Receivable for securities sold .............................       15,796,141
Interest receivable ........................................       10,563,471
Receivable for fund shares sold ............................        1,183,006
Receivable for open forward contracts ......................          458,166
Other assets ...............................................           11,822
                                                                -------------
                                                                  681,258,975
Liabilities
Payable for securities purchased ...........................       24,181,218
Dividends payable ..........................................        2,141,215
Payable for fund shares redeemed ...........................          994,121
Payable for open forward contracts .........................          416,009
Accrued transfer agent and shareholder services (Note 2) ...          357,261
Accrued management fee (Note 2) ............................          347,193
Accrued distribution and service fees (Note 3) .............          197,472
Accrued trustees' fees (Note 2) ............................            9,202
Written options, at value (premiums $101,876)
  (Note 1) .................................................            7,734
Other accrued expenses .....................................          153,477
                                                                -------------
                                                                   28,804,902
                                                                -------------
Net Assets                                                       $652,454,073
                                                                =============
Net Assets consist of:
 Distribution in excess of net investment income ...........     $   (438,047)
 Unrealized appreciation of investments ....................        1,830,936
 Unrealized appreciation of forward contracts and
   foreign currency ........................................           22,932
 Unrealized appreciation of written options ................           94,142
 Accumulated net realized loss .............................      (85,356,055)
 Shares of beneficial interest .............................      736,300,165
                                                                -------------
                                                                 $652,454,073
                                                                =============
Net Asset Value and redemption price per share of
  Class A shares ($537,703,883 [dividedby] 44,079,825 shares
  of beneficial interest) ..................................           $12.20
                                                                =============
Maximum Offering Price per share of Class A shares
  ($12.20 [dividedby] .955) ................................           $12.77
                                                                =============
Net Asset Value and offering price per share of Class B shares
  ($91,762,013 [dividedby] 7,544,444 shares of beneficial
  interest)* ...............................................           $12.16
                                                                =============
Net Asset Value, offering price and redemption price per
  share of Class C shares ($7,382,631 [dividedby] 605,852
  shares of beneficial interest) ...........................           $12.19
                                                                =============
Net Asset Value and offering price per share of Class D
  shares ($15,605,546 [dividedby] 1,282,089 shares of
  beneficial interest)* ....................................           $12.17
                                                                =============

--------------------------------------------------------------------------------
* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended April 30, 1997 (Unaudited)

Investment Income
Interest, net of foreign taxes of $5,660 ...........   $ 25,425,260

Expenses
Management fee (Note 2) ............................      2,183,363
Transfer agent and shareholder services (Note 2) ...        400,175
Custodian fee ......................................        120,205
Reports to shareholders ............................         67,702
Service fee--Class A (Note 3) ......................        694,934
Distribution and service fees--Class B (Note 3) ....        467,183
Distribution and service fees--Class D (Note 3) ....         73,221
Legal fees .........................................          6,171
Registration fees ..................................         24,232
Audit fee ..........................................         21,115
Trustees' fees (Note 2) ............................         13,750
Miscellaneous ......................................         17,994
                                                       ------------
                                                          4,090,045
                                                       ------------
Net investment income ..............................     21,335,215
                                                       ------------
Realized and Unrealized Gain (Loss) on
  Investments, Options, Forward Contracts
  and Foreign Currency
Net realized gain on investments (Notes 1 and 4) ...      1,229,337
Net realized gain on forward contracts and foreign
  currency (Note 1) ................................         63,291
                                                       ------------
 Total net realized gain ...........................      1,292,628
                                                       ------------
Net unrealized depreciation of investments .........    (13,796,051)
Net unrealized depreciation of forward contracts and
  foreign currency .................................        (22,191)
Net unrealized appreciation of written options .....         94,142
                                                       ------------
 Total net unrealized depreciation .................    (13,724,100)
                                                       ------------
Net loss on investments, forward contracts and
  foreign currency .................................    (12,431,472)
                                                       ------------
Net increase in net assets resulting from operations   $  8,903,743
                                                       ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       Six months ended
                                        April 30, 1997       Year ended
                                         (Unaudited)      October 31, 1996
                                      ------------------  ---------------
Increase (Decrease) in Net Assets
Operations:
Net investment income ...............   $  21,335,215    $  46,482,643
Net realized gain (loss) on
  investments, forward
  contracts and foreign
  currency* .........................       1,292,628       (3,552,004)
Net unrealized depreciation of
  investments, options,
  forward contracts and
  foreign currency ..................     (13,724,100)      (6,405,085)
                                        -------------    -------------
Net increase resulting from
  operations ........................       8,903,743       36,525,554
                                        -------------    -------------
Dividends from net investment income:
 Class A ............................     (18,426,308)     (39,055,243)
 Class B ............................      (2,750,622)      (5,188,785)
 Class C ............................        (266,375)        (404,930)
 Class D ............................        (430,813)        (773,463)
                                        -------------    -------------
                                          (21,874,118)     (45,422,421)
                                        -------------    -------------
Net decrease from fund share
  transactions (Note 6) .............     (36,347,481)     (50,352,743)
                                        -------------    -------------
Total decrease in net assets ........     (49,317,856)     (59,249,610)

Net Assets
Beginning of period .................     701,771,929      761,021,539
                                        -------------    -------------
End of period (including
  undistributed
  (overdistributed) net
  investment income of
  $(438,047) and $100,856,
  respectively) .....................   $ 652,454,073    $ 701,771,929
                                        =============    =============
*Net realized gain (loss) for
  Federal income tax
  purposes (Note 1) .................   $     279,612    $  (4,139,815)
                                        =============    =============

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1997

Note 1

State Street Research Government Income Fund (the "Fund") is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in March, 1987. The Trust consists presently of four separate funds: State Street Research Government Income Fund, State Street Research Strategic Portfolios: Moderate, State Street Research Strategic Portfolios: Conservative and State Street Research Strategic
Portfolios: Aggressive.

The investment objective of the Fund is to seek high current income. In seeking to achieve its investment objective, the Fund invests primarily in U.S. Government securities.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation
Securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Securities for which there is no such valuation, if any, are valued at their fair value as determined in accordance with established methods consistently applied. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

C. Net Investment Income
Net investment income is determined daily and consists of interest accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Accretion of discount is computed under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends
Dividends are declared daily based upon projected net investment income and are paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time periods. At October 31, 1996, the Fund had a capital loss carryforward of $86,648,683 available, to the extent provided in regulations, to offset future capital gains, if any, of which $46,959,196, $18,353,379, $17,196,293 and $4,139,815 expires on October 31, 1997, 1998, 2002 and 2004, respectively. The Fund had a capital loss carryforward of $29,348,263 expire on October 31, 1996. In addition, as part of a merger that occurred on May 12, 1995, the Fund acquired from MetLife-State Street Research Government Securities Fund a capital loss carryforward of $5,100,777, of which $3,074,207 and $2,026,570 expires on October 31, 2001 and 2002, respectively. The Fund's use of such capital loss carryforward may be limited under current tax laws.

F. Forward Contracts and Foreign Currencies
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

G. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. Written Put Options
The Fund may write put options to enhance return and to hedge against unfavorable market conditions. A written put option is a contract in which the option writer grants the option buyer the right to sell back to the writer a designated security at a specified price and time. The premium paid by the buyer is recorded in the Fund's accounts as a liability and subsequently marked to the current market value of the written option resulting in an unrealized gain or loss. Exchange traded written options are valued at the last sale price, or if no sales are reported, the last ask price. If the written option expires unexercised, the Fund will realize a gain in the amount of the premium. If the option is closed, the Fund will recognize a gain or loss based on the difference between the cost of closing the option and the premium. If the option is exercised, the Fund's cost basis of the acquired security will be the exercise price decreased by the premium. The Fund accepts the risk of a decline in value of the underlying security below the exercise price and the risk that an illiquid secondary market will limit the Fund's ability to close the option contract.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 1997, the fees pursuant to such agreement amounted to $2,183,363.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Trust may be purchased. During the six months ended April 30, 1997, the amount of such expenses was $130,715.

The fees of the Trustees not currently affiliated with the Adviser amounted to $13,750 during the six months ended April 30, 1997.

STATE STREET RESEARCH GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 3

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended April 30, 1997, fees pursuant to such plan amounted to $694,934, $467,183 and $73,221 for Class A, Class B and Class D shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $28,707 and $156,347, respectively, on sales of Class A shares of the Fund during the six months ended April 30, 1997, and that MetLife Securities, Inc. earned commissions aggregating $146,629 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $190,740 and $3,150 on redemptions of Class B and Class D shares, respectively, during the same period.

Note 4

For the six months ended April 30, 1997, purchases and sales of securities, exclusive of short-term obligations, aggregated $323,756,181 and $333,077,498 (including $273,000,551 and $293,876,771 of U.S. Government obligations), respectively.

Note 5

At a meeting held on May 30, 1997, the shareholders of State Street Research International Fixed Income Fund (the "Acquired Fund") approved a merger of the Acquired Fund into the Fund. The closing date for the merger will be on or about June 20, 1997. The acquisition will be accounted for as a tax-free exchange of the Fund's shares for the net assets of the Acquired Fund.

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 1997, the Distributor owned 12,241 Class A shares of the Fund.

Share transactions were as follows:

                                                          Six months ended
                                                            April 30, 1997                           Year ended
                                                             (Unaudited)                          October 31, 1996
                                                 ------------------------------------   ------------------------------------
Class A                                              Shares              Amount             Shares              Amount
----------------------------------------------------------------------------------------------------------------------------
Shares sold  .................................         981,914       $  12,123,155          2,386,852         $  29,601,645
Issued upon reinvestment of dividends   ......         847,335          10,435,635          1,707,616            21,188,423
Shares repurchased    ........................      (4,739,944)        (58,456,085)        (9,183,464)         (113,908,052)
                                                  ------------       -------------       ------------       ---------------
Net decrease    ..............................      (2,910,695)      $ (35,897,295)        (5,088,996)        $ (63,117,984)
                                                  ============       =============       ============       ===============
Class B                                              Shares             Amount              Shares             Amount
----------------------------------------------------------------------------------------------------------------------------
Shares sold  .................................         778,343       $   9,577,743          2,341,362          $ 29,026,329
Issued upon reinvestment of dividends   ......         147,252           1,807,555            275,775             3,412,679
Shares repurchased    ........................      (1,060,407)        (13,009,496)        (1,940,555)          (24,024,991)
                                                  ------------       -------------       ------------       ---------------
Net increase (decrease)  .....................        (134,812)      $  (1,624,198)           676,582          $  8,414,017
                                                  ============       =============       ============       ===============
Class C                                              Shares             Amount              Shares             Amount
----------------------------------------------------------------------------------------------------------------------------
Shares sold  .................................          70,877       $     872,080            518,980          $  6,381,030
Issued upon reinvestment of dividends   ......          17,172             211,963             30,667               379,365
Shares repurchased    ........................        (107,472)         (1,314,782)          (324,941)           (4,001,721)
                                                  ------------       -------------       ------------       ---------------
Net increase (decrease)  .....................         (19,423)      $    (230,739)           224,706          $  2,758,674
                                                  ============       =============       ============       ===============
Class D                                              Shares             Amount              Shares             Amount
----------------------------------------------------------------------------------------------------------------------------
Shares sold  .................................         283,893       $   3,467,273            520,289          $  6,453,505
Issued upon reinvestment of dividends   ......          25,820             317,192             43,660               539,841
Shares repurchased ...........................        (193,909)         (2,379,714)          (435,567)           (5,400,796)
                                                  ------------       -------------       ------------       ---------------
Net increase    ..............................         115,804       $   1,404,751            128,382          $  1,592,550
                                                  ============       =============       ============       ===============

STATE STREET RESEARCH GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:



                                                                          Class A
                                                          ----------------------------------------
                                                                                     Year ended
                                                              Six months ended        October 31
                                                               April 30, 1997       --------------
                                                                (Unaudited)*            1996*
                                                          ------------------------- --------------
Net asset value, beginning of period                                  $12.43              $12.58
                                                                 -----------         -----------
Net investment income                                                   0.40                0.81
Net realized and unrealized gain (loss) on investments,
 options, forward contracts and foreign currency                       (0.22)              (0.17)
                                                                 -----------         -----------
 Total from investment operations                                       0.18                0.64
                                                                 -----------         -----------
Dividends from net investment income                                   (0.41)              (0.79)
Distributions from net realized gains                                     --                  --
                                                                 -----------         -----------
 Total distributions                                                   (0.41)              (0.79)
                                                                 -----------         -----------
Net asset value, end of period                                        $12.20              $12.43
                                                                 ===========         ===========
Total return                                                            1.42%++             5.28%+
Net assets at end of period (000s)                                  $537,704            $584,313
Ratio of operating expenses to average net assets                       1.10%[dbldag]       1.09%
Ratio of net investment income to average net assets                    6.47%[dbldag]       6.50%
Portfolio turnover rate                                                49.71%              88.79%



                                                                                  Year ended October 31
                                                        -------------------------------------------------------------------
                                                                1995*              1994*             1993             1992
                                                        ----------------- ----------------- ----------------- -------------
Net asset value, beginning of period                          $11.68             $12.92            $12.38           $12.14
                                                         -----------        -----------       -----------      -----------
Net investment income                                           0.83               0.81              0.84             0.90
Net realized and unrealized gain (loss) on investments,
 options, forward contracts and foreign currency                0.88              (1.26)             0.56             0.26
                                                         -----------        -----------       -----------      -----------
 Total from investment operations                               1.71              (0.45)             1.40             1.16
                                                         -----------        -----------       -----------      -----------
Dividends from net investment income                           (0.81)             (0.79)            (0.84)           (0.91)
Distributions from net realized gains                           --                 --               (0.02)           (0.01)
                                                         -----------        -----------       -----------      -----------
 Total distributions                                           (0.81)             (0.79)            (0.86)           (0.92)
                                                         -----------        -----------       -----------      -----------
Net asset value, end of period                                $12.58             $11.68            $12.92           $12.38
                                                         ===========        ===========       ===========      ===========
Total return                                                   15.07%+            (3.58)%+          11.63%+           9.86%+
Net assets at end of period (000s)                          $655,045           $638,418          $868,556         $798,705
Ratio of operating expenses to average net assets               1.10%              1.07%             1.05%            1.05%
Ratio of net investment income to average net assets            6.83%              6.54%             6.59%            7.25%
Portfolio turnover rate                                       105.57%            134.41%           103.49%           97.33%


                                                                            Class B
                                                             -------------------------------------
                                                                                        Year ended
                                                                 Six months ended       October 31
                                                                  April 30, 1997       -----------
                                                                   (Unaudited)*            1996*
                                                                ---------------------  -----------
Net asset value, beginning of period                                    $12.40              $12.55
                                                                 -------------       -------------
Net investment income                                                     0.35                0.71
Net realized and unrealized gain (loss) on investments,
 options, forward contracts and foreign currency                         (0.23)              (0.16)
                                                                 -------------       -------------
 Total from investment operations                                         0.12                0.55
                                                                 -------------       -------------
Dividends from net investment income                                     (0.36)              (0.70)
                                                                 -------------       -------------
 Total distributions                                                     (0.36)              (0.70)
                                                                 -------------       -------------
Net asset value, end of period                                          $12.16              $12.40
                                                                 =============       =============
Total return                                                              0.97%++             4.51%+
Net assets at end of period (000s)                                     $91,762             $95,218
Ratio of operating expenses to average net assets                         1.85%[dbldag]       1.84%
Ratio of net investment income to average net assets                      5.71%[dbldag]       5.75%
Portfolio turnover rate                                                  49.71%              88.79%



                                                                          Year ended October 31
                                                          -----------------------------------------------------
                                                               1995*            1994*                  1993**
                                                          --------------  ----------------- -------------------
Net asset value, beginning of period                      $ 11.66              $ 12.91               $ 12.67
                                                          ---------            --------              -------
Net investment income                                        0.73                 0.72                  0.30
Net realized and unrealized gain (loss) on investments,
 options, forward contracts and foreign currency             0.87                (1.27)                 0.24
                                                          ---------            --------              -------
 Total from investment operations                            1.60                (0.55)                 0.54
                                                          ---------            --------              -------
Dividends from net investment income                        (0.71)               (0.70)                (0.30)
                                                          ---------            --------              -------
 Total distributions                                        (0.71)               (0.70)                (0.30)
                                                          ---------            --------              -------
Net asset value, end of period                            $ 12.55              $ 11.66               $ 12.91
                                                          =========            ========              =======
Total return                                                14.15%+              (4.38)%+               4.32%++
Net assets at end of period (000s)                        $87,908              $52,319               $26,578
Ratio of operating expenses to average net assets            1.85%                1.82%                 1.81%[dbldag]
Ratio of net investment income to average net assets         6.01%                5.86%                 5.67%[dbldag]
Portfolio turnover rate                                    105.57%              134.41%               103.49%

--------------------------------------------------------------------------------

[dbldag] Annualized.

+ Total return figures do not reflect any front-end or contingent deferred sales charges.

++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.

 * Per-share figures have been calculated using the average shares method.

** June 1, 1993 (commencement of share class designations) to October 31, 1993.

STATE STREET RESEARCH GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            Class C
                                                             -------------------------------------
                                                                                        Year ended
                                                                 Six months ended      October 31
                                                                  April 30, 1997       -----------
                                                                   (Unaudited)*          1996*
                                                             ---------------------     -----------
Net asset value, beginning of period                                    $12.42              $12.57
                                                                 -------------       -------------
Net investment income                                                     0.42                0.84
Net realized and unrealized gain (loss) on investments,
 options, forward contracts and foreign currency                         (0.23)              (0.17)
                                                                 -------------       -------------
 Total from investment operations                                         0.19                0.67
                                                                 -------------       -------------
Dividends from net investment income                                     (0.42)              (0.82)
                                                                 -------------       -------------
 Total distributions                                                     (0.42)              (0.82)
                                                                 -------------       -------------
Net asset value, end of period                                          $12.19              $12.42
                                                                 =============       =============
Total return                                                              1.55%++             5.55%+
Net assets at end of period (000s)                                      $7,383              $7,767
Ratio of operating expenses to average net assets                         0.85%[dbldag]       0.84%
Ratio of net investment income to average net assets                      6.72%[dbldag]       6.78%
Portfolio turnover rate                                                  49.71%              88.79%



                                                                        Year ended October 31
                                                          --------------------------------------------------
                                                               1995*            1994*               1993**
                                                          -------------- ----------------- -----------------
Net asset value, beginning of period                       $11.67              $12.92              $12.67
                                                          ---------           --------            -------
Net investment income                                        0.90                0.84                0.19
Net realized and unrealized gain (loss) on investments,
 options, forward contracts and foreign currency             0.84               (1.27)               0.42
                                                          ---------           --------            -------
 Total from investment operations                            1.74               (0.43)               0.61
                                                          ---------           --------            -------
Dividends from net investment income                        (0.84)              (0.82)              (0.36)
                                                          ---------           --------            -------
 Total distributions                                        (0.84)              (0.82)              (0.36)
                                                          ---------           --------            -------
Net asset value, end of period                             $12.57              $11.67              $12.92
                                                          =========           ========            =======
Total return                                                15.37%+             (3.42)%+             4.82%++
Net assets at end of period (000s)                         $5,036                $203                 $36
Ratio of operating expenses to average net assets            0.85%               0.82%               0.80%[dbldag]
Ratio of net investment income to average net assets         6.79%               8.01%               6.59%[dbldag]
Portfolio turnover rate                                    105.57%             134.41%             103.49%


                                                                            Class D
                                                             -------------------------------------
                                                                                        Year ended
                                                                 Six months ended      October 31
                                                                  April 30, 1997       -----------
                                                                   (Unaudited)*          1996*
                                                             ---------------------     -----------
Net asset value, beginning of period                                    $12.41              $12.56
                                                                 -------------       -------------
Net investment income                                                     0.35                0.71
Net realized and unrealized gain (loss) on investments,
 options, forward contracts and foreign currency                         (0.23)              (0.16)
                                                                 -------------       -------------
 Total from investment operations                                         0.12                0.55
                                                                 -------------       -------------
Dividends from net investment income                                     (0.36)              (0.70)
                                                                 -------------       -------------
 Total distributions                                                     (0.36)              (0.70)
                                                                 -------------       -------------
Net asset value, end of period                                          $12.17              $12.41
                                                                 =============       =============
Total return                                                              0.97%++             4.51%+
Net assets at end of period (000s)                                     $15,606             $14,473
Ratio of operating expenses to average net assets                         1.85%[dbldag]       1.84%
Ratio of net investment income to average net assets                      5.72%[dbldag]       5.76%
Portfolio turnover rate                                                  49.71%              88.79%



                                                                          Year ended October 31
                                                          ------------------------------------------------------
                                                               1995*            1994*                  1993**
                                                          -------------- -----------------  --------------------
Net asset value, beginning of period                      $ 11.66              $ 12.91               $ 12.67
                                                          ---------            --------              -------
Net investment income                                        0.74                 0.72                  0.30
Net realized and unrealized gain (loss) on investments,
 options, forward contracts and foreign currency             0.87                (1.27)                 0.24
                                                          ---------            --------              -------
 Total from investment operations                            1.61                (0.55)                 0.54
                                                          ---------            --------              -------
Dividends from net investment income                        (0.71)               (0.70)                (0.30)
                                                          ---------            --------              -------
 Total distributions                                        (0.71)               (0.70)                (0.30)
                                                          ---------            --------              -------
Net asset value, end of period                            $ 12.56              $ 11.66               $ 12.91
                                                          =========            ========              =======
Total return                                                14.24%+              (4.38)%+               4.32%++
Net assets at end of period (000s)                        $13,033              $13,425               $12,101
Ratio of operating expenses to average net assets            1.85%                1.82%                 1.88%[dbldag]
Ratio of net investment income to average net assets         6.08%                5.84%                 5.59%[dbldag]
Portfolio turnover rate                                    105.57%              134.41%               103.49%

--------------------------------------------------------------------------------
[dbldag] Annualized.

+ Total return figures do not reflect any front-end or contingent deferred sales charges.

++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.

*  Per-share figures have been calculated using the average shares method.

** June 1, 1993 (commencement of share class designations) to October 31, 1993.

STATE STREET RESEARCH GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL
TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Government Income Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109

Officers
Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

John H. Kallis
Vice President

Thomas A. Shively
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees
Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Steve A. Garban
Retired; formerly Senior Vice
President for Finance and
Operations and Treasurer, The
Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Associate, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

[back cover]

State Street Research Government Income Fund                   [indicia]
One Financial Center                                           Bulk Rate
Boston, MA 02111                                              U.S. Postage
                                                                  PAID
                                                              Randolph, MA
                                                             Permit No. 600





Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
         State Street Research
         Shareholder Services
         P.O. Box 8408
         Boston, MA 02266-8408

[State Street Research Logo]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

The Dalbar award recognizes quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  3980-970620(0798)SSR-LD                        GI-049E-697IBS

[front cover]



                             STATE STREET RESEARCH
                         STRATEGIC PORTFOLIOS: MODERATE


SEMIANNUAL REPORT
April 30, 1997


-----------------------------------
            WHAT'S INSIDE
-----------------------------------

Investment Update
The Fund, economy
and markets

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements


  [DALBAR box logo]
  DALBAR KEY HONORS
    COMMITMENT TO:
      INVESTORS
         1996

    For Excellence
          in
 Shareholder Service


                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

o Economic growth accelerated somewhat in the fourth quarter of 1996 and continued to advance into the first few months of 1997, exceeding expectations.

o Consumer spending and industrial output steadily advanced during the six months ended April 30, 1997. Wages continued to rise during the period, but consumer prices and inflation remained low.

o  The Federal Reserve raised interest rates by one-quarter percent in March.

The Markets

o The Fed's tightening had a predictable effect on both the stock and bond markets. The bond market anticipated and then reacted to the Fed's action by experiencing negative returns for the first quarter of 1997 for most sectors. The stock market, as measured by the Dow Jones Industrial Average, experienced a sizable correction then resumed its ascent, setting a new high.

o The S&P 500 was up +14.71% for the six-month period. Small stocks severely lagged the performance of larger stocks, as shown by the Russell 2000 Index, which gained only +1.61%. [1]

o Bond performance lost momentum late in the fourth quarter of 1996 and into the first part of 1997, but rallied in April. The Lehman Brothers Aggregate Bond Index gained +1.70% during the period. [1]

THE FUND

Over the past six months

o  For the six months ended April 30, 1997, Class C shares of Strategic
   Portfolios: Moderate returned +4.40%. The Fund underperformed the average six-month return for the 331 fund classes in Lipper Analytical Services' Balanced Funds category, which was +6.22%.

o The large-cap, value, and international stock components offered strong returns during the period, while small-cap stocks had disappointing performance.

o A soft bond market caused the portfolio's bonds to underperform most of its stocks.

Current strategy

o On April 30, 1997, the Fund held 51% of its assets in stocks, 42% in bonds, and 7% in cash.

o We have increased high-grade bonds and reduced our exposure to international bonds, believing high-grades offer better value relative to risk.

o We are adding to our holdings in mid-cap stocks, believing that the market could broaden and benefit these equities.


April 30, 1997

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1997, except where otherwise noted)
--------------------------------------------------------------------------------
SEC Average Annual Compound Rates of Return
for periods ended 3/31/97 [2,3]
================================================================================
                       Life of Fund
                      (since 9/28/93)                  1 Year
--------------------------------------------------------------------------------
Class C               +8.30%/+7.71%                 +9.20%/+8.70%
================================================================================

Average Annual Compound Rates of Return
for periods ended 4/30/97 [2,3]
================================================================================
                       Life of Fund
                      (since 9/28/93)                   1 Year
--------------------------------------------------------------------------------
Class C               +8.73%/+8.14%                 +10.02%/+9.52%
================================================================================

Asset Allocation
(by percentage of net assets)

[PIE CHART]

Stocks                          51%
Bonds                           42%
Cash                             7%


Performance results for the Fund are increased by the voluntary reduction of fund fees and expenses. The first figure reflects expense reduction; the second shows what results would have been without subsidization.


[1] The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Russell 2000 Index is a commonly used measure of small-company stock performance. The Lehman Brothers Aggregate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take transaction charges into account. Direct investment in the indices is not possible; results are for illustrative purposes only.

[2] All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.

[3] "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
EQUITY SECURITIES 50.7%
Basic Industries 8.1%
Chemical 2.4%
Agrium Inc.* .........................................    17,300    $  222,738
Cabot Corp. ..........................................    10,600       233,200
Cambrex Corp. ........................................     1,350        45,731
Ciba Specialty Chemicals AG* .........................       300        25,846
Monsanto Co. .........................................     4,300       183,825
Nippon Chemical Industrial Co. Ltd.* .................     2,000        11,187
OM Group Inc.* .......................................       800        22,300
Thiokol Corp. ........................................     5,200       339,300
                                                                    ----------
                                                                     1,084,127
                                                                    ----------
Diversified 0.5%
Hoya Corp.* ..........................................     2,000        91,700
Tenma Corp.* .........................................     8,000       126,049
                                                                    ----------
                                                                       217,749
                                                                    ----------
Electrical Equipment 1.0%
Asia Pacific Wire & Cable Corp.* .....................     6,800        80,750
General Electric Co. .................................     2,100       232,837
Matsushita Electric Works* ...........................    13,000       132,115
Watsco Inc.* .........................................       600        14,925
                                                                    ----------
                                                                       460,627
                                                                    ----------
Forest Product 0.4%
Aracruz Celulose SA ADR ..............................     4,250        80,219
Stone Container Corp. ................................    12,000       121,500
                                                                    ----------
                                                                       201,719
                                                                    ----------
Machinery 1.1%
Amada Co.* ...........................................    18,000       134,573
Sundstrand Corp. .....................................     5,800       282,750
US Filter Corp.* .....................................     2,300        69,862
                                                                    ----------
                                                                       487,185
                                                                    ----------
Metal & Mining 2.1%
Alumax Inc.* .........................................     5,100       186,150
Aluminum Company of America ..........................     3,400       237,575
Kennametal Inc. ......................................     5,900       212,400
RTZ Corp.* ...........................................     8,574       136,184
SGL Carbon AG* .......................................     1,300       181,285
Wyman-Gordon Co.* ....................................     1,600        33,600
                                                                    ----------
                                                                       987,194
                                                                    ----------
Railroad 0.6%
Canadian National Railway Co. ........................     7,100       273,350
                                                                    ----------
Total Basic Industries .........................................     3,711,951
                                                                    ----------

-------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
-------------------------------------------------------------------------------
Consumer Cyclical 6.8%
Airline 0.1%
America West Holding Corp. Cl. B* ....................     2,700    $   41,512
UNC Inc.* ............................................     1,000        13,875
                                                                    ----------
                                                                        55,387
                                                                    ----------
Automotive 1.7%
Exide Corp. ..........................................    14,600       235,425
Honda Motor Co.* .....................................     8,000       248,316
Lear Corp.* ..........................................     4,200       150,150
NGK Spark Plug Co.* ..................................    14,000       140,072
                                                                    ----------
                                                                       773,963
                                                                    ----------
Building 0.8%
Lafarge Corp. ........................................    11,600       281,300
Shenzhen Expressway Co. Ltd.* ........................   266,000        87,562
                                                                    ----------
                                                                       368,862
                                                                    ----------
Hotel & Restaurant 1.3%
Fine Host Corp.* .....................................     1,700        42,925
Harrah's Entertainment Inc.* .........................    17,800       284,800
Mirage Resorts Inc.* .................................    11,000       221,375
Motels of America Inc.*+ .............................        75           900
Primadonna Resorts Inc.* .............................       900        16,875
                                                                    ----------
                                                                       566,875
                                                                    ----------
Recreation 0.4%
Amer Group Ltd. Cl. A* ...............................     8,700       148,892
American Radio Systems Corp.* ........................       700        20,475
Evergreen Media Corp. Cl. A ..........................       700        22,663
                                                                    ----------
                                                                       192,030
                                                                    ----------
Retail Trade 2.4%
Carson Pirie Scott & Co.* ............................       800        23,800
Dominick's Supermarkets Inc.* ........................     1,600        32,800
Filene's Basement Corp.* .............................     2,000        11,750
Genesco Inc.* ........................................     1,700        19,763
Global DirectMail Corp.* .............................     2,100        37,012
Gucci Group NV* ......................................     2,300       159,562
Kroger Co.* ..........................................    13,600       374,000
Rite-Aid Corp. .......................................     3,700       170,200
Sears, Roebuck & Co. .................................     4,700       225,600
Stride Rite Corp. ....................................     1,100        15,125
Sunglass Hut International Inc.* .....................     3,700        26,825
                                                                    ----------
                                                                     1,096,437
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Textile & Apparel 0.1%
Kenneth Cole Productions Inc. Cl. A* .................     1,700    $   28,263
Samsonite Corp.* .....................................       500        20,750
                                                                    ----------
                                                                        49,013
                                                                    ----------
Total Consumer Cyclical ........................................     3,102,567
                                                                    ----------
Consumer Staple 14.6%

Business Service 1.8%
ADT Ltd.* ............................................    14,700       402,412
Allwaste Inc. ........................................     2,000        17,750
Greenwich Air Services Inc.* .........................     2,500        68,750
HBO & Co. ............................................     1,800        96,300
Philip Environmental Inc.* ...........................     3,500        55,125
Republic Industries Inc.* ............................     6,300       156,319
Shared Medical Systems Corp. .........................       400        16,850
                                                                    ----------
                                                                       813,506
                                                                    ----------
Drug 2.7%
Amgen Inc.* ..........................................     3,800       223,725
Axogen Ltd. ADR* .....................................     2,900        73,950
Biora AB* ............................................    13,400       126,404
BioVail Corp.* .......................................     2,600        65,000
Novartis AG* .........................................       300       395,224
Pfizer Inc. ..........................................     3,500       336,000
                                                                    ----------
                                                                     1,220,303
                                                                    ----------
Food & Beverage 2.4%
Anheuser-Busch Companies, Inc. .......................     5,700       244,388
Coca-Cola Co. ........................................     5,300       337,212
Coca-Cola Enterprises Inc. ...........................     4,000       241,500
Whitman Corp. ........................................    11,700       270,562
                                                                    ----------
                                                                     1,093,662
                                                                    ----------
Hospital Supply 4.9%
Baxter International Inc. ............................    11,400       545,775
Genesis Health Ventures Inc.* ........................       600        17,925
Healthdyne Technologies Inc.* ........................     3,900        57,525
Johnson & Johnson ....................................     6,000       367,500
Karrington Health Inc.* ..............................     2,500        27,500
Medtronic Inc. .......................................     3,500       242,375
National Surgery Centers Inc.* .......................       400        12,000
PacifiCare Health Systems, Inc. Cl. A* ...............     2,600       199,550
Roche Holdings AG* ...................................        35       295,604
Rural / Metro Corp.* .................................     1,700        48,875
Tenet Healthcare Corp. ...............................     9,600       249,600
Terumo Corp. .........................................     8,000       121,637

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Hospital Supply (cont'd)
Total Renal Care Holdings Inc.* ......................     1,800    $   57,825
Xomed Surgical Products Inc.* ........................     1,500        23,438
                                                                    ----------
                                                                     2,267,129
                                                                    ----------
Personal Care 0.6%
Avon Products Inc. ...................................     3,600       221,850
Wesley Jessen Visioncare Inc.* .......................     2,800        38,500
                                                                    ----------
                                                                       260,350
                                                                    ----------
Printing & Publishing 1.3%
A.H. Belo Corp. Cl. A ................................       719        25,884
Hollinger International, Inc. Cl. A* .................    30,200       302,000
Valassis Communications Inc. .........................    11,100       271,950
                                                                    ----------
                                                                       599,834
                                                                    ----------
Tobacco 0.9%
Imperial Tobacco Group PLC* ..........................    34,900       227,953
Philip Morris Companies, Inc. ........................     4,500       177,188
                                                                    ----------
                                                                       405,141
                                                                    ----------
Total Consumer Staple ..........................................     6,659,925
                                                                  ------------
Energy 5.0%
Oil 4.2%
Abacan Resource Corp.* ...............................     6,300        40,556
Arakis Energy Corp.* .................................     7,300        27,375
Burlington Resources Inc. ............................     5,500       233,063
ENI SPA ADR ..........................................     3,300       168,300
KCS Energy Inc. ......................................     1,800        58,500
Nuevo Energy Co.* ....................................       900        30,938
Oryx Energy Co. ......................................    16,500       330,000
Royal Dutch Petroleum Co. ............................       600       108,150
Seagull Energy Corp.* ................................    17,312       296,468
Tosco Corp. ..........................................     8,700       257,737
Total SA* ............................................     2,049       169,916
Woodside Petroleum Ltd. ADR* .........................    25,000       198,861
                                                                    ----------
                                                                     1,919,864
                                                                    ----------
Oil Service 0.8%
Dreco Energy Services Ltd. Cl. A* ....................     1,000        31,750
Ensco International Inc.* ............................     4,700       223,250
Schlumberger Ltd. ....................................     1,100       121,825
                                                                    ----------
                                                                       376,825
                                                                    ----------
Total Energy ...................................................     2,296,689
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Finance 7.4%
Bank 3.4%
BankAmerica Corp. ....................................     2,500    $   292,187
Citicorp .............................................     2,800        315,350
Commercial Federal Corp. .............................       300         10,050
Fleet Financial Group Inc. ...........................     6,300        384,300
Glendale Federal Bank FSB ............................     1,300         32,338
Mellon Bank Corp. ....................................     5,000        415,625
NationsBank Corp. ....................................     1,200         72,450
Sovereign Bancorp Inc.* ..............................     1,920         23,520
                                                                    -----------
                                                                      1,545,820
                                                                    -----------
Financial Service 0.9%
Beacon Properties Corp. ..............................       600         18,525
CMAC Investment Corp. ................................       700         26,600
CRIIMI MAE Inc.* .....................................       800         12,500
Essex Property Trust, Inc.* ..........................       700         20,475
Federal Home Loan Mortgage Corp. .....................     9,200        293,250
First Industrial Realty Trust Inc. ...................       700         20,650
Homeside Inc.* .......................................     2,100         33,600
                                                                    -----------
                                                                        425,600
                                                                    -----------
Insurance 3.1%
Ace Ltd. .............................................     5,600        336,000
AMBAC Inc. ...........................................     2,700        174,825
Capital Re Corp.* ....................................       300         11,888
HCC Insurance Holdings Inc.* .........................     1,000         25,125
Mid Ocean Ltd. .......................................     6,400        293,600
Mutual Risk Management Ltd. ..........................       766         28,151
Penncorp Financial Group Inc.* .......................     1,100         37,812
Saint Paul Companies, Inc. ...........................     3,500        234,500
Travelers Property Casualty Corp. Cl. A ..............     7,400        249,750
                                                                    -----------
                                                                      1,391,651
                                                                    -----------
Total Finance ..................................................      3,363,071
                                                                    -----------
Science & Technology 7.7%
Aerospace 0.4%
Boeing Co. ...........................................     1,759        173,482
First Aviation Services Inc.* ........................     2,900         24,650
                                                                    -----------
                                                                        198,132
                                                                    -----------
Computer Software & Service 2.7%
Boston Technology Inc.* ..............................     1,200         24,000
Check Point Software Technologies Ltd.* ..............     1,200         28,350
Cisco Systems Inc.* ..................................     4,200        217,350
Claremont Technology Group Inc.* .....................       900         12,150
Complete Business Solutions Inc.* ....................       900          9,225
                                                                    -----------

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Computer Software & Service (cont'd)
Etec Systems Inc.* ...................................       400    $    11,650
Manugistics Group Inc.* ..............................       500         26,875
Mastech Corp.* .......................................     1,300         14,950
Microsoft Corp.* .....................................     3,000        364,500
National Processing, Inc.* ...........................     3,300         23,100
Sema Group PLC* ......................................     5,800        112,921
TriTeal Corp.* .......................................     1,400         10,850
TT Tieto Oy Cl. B* ...................................       600         45,573
Veritas Software Co.* ................................       900         30,263
Wang Laboratories Inc.* ..............................     2,800         48,650
Western Digital Corp.* ...............................     2,700        166,388
Wind River Systems Inc.* .............................     1,200         27,600
WM-Data AB Cl. B* ....................................       600         43,596
Xylan Corp.* .........................................     1,000         14,875
                                                                    -----------
                                                                      1,232,866
                                                                    -----------
Electronic Components 1.8%
ABB AG* ..............................................        65         78,709
Hitachi Ltd.* ........................................    15,000        135,896
Intel Corp.* .........................................     1,500        229,688
Lernout & Hauspie Speech Products NV ADR* ............     4,300         93,525
Microtouch Systems Inc.* .............................     1,400         29,925
Remec Inc.* ..........................................     1,700         39,100
Rohm Co.* ............................................     2,000        155,040
SBS Technologies Inc.* ...............................     1,500         22,500
Zebra Technologies Corp. Cl. A* ......................       800         18,400
                                                                    -----------
                                                                        802,783
                                                                    -----------
Electronic Equipment 2.2%
Berg Electronics Corp.* ..............................       900         27,000
Chicago Miniature Lamp, Inc.* ........................     1,700         39,737
Integrated Process Equipment Corp.* ..................     1,000         13,625
L.M. Ericsson Telephone Co. ADR Cl. B* ...............     7,570        254,541
L.M. Ericsson Telephone Co. Cl. B* ...................     8,769        277,221
Lucent Technologies Inc.* ............................     2,800        165,550
Motorola Inc. ........................................     3,200        183,200
Network Equipment Technologies, Inc.* ................     1,900         27,075
Spectrian Corp.* .....................................     1,300         17,225
Telco Systems Inc.* ..................................     1,400         18,200
                                                                    -----------
                                                                      1,023,374
                                                                    -----------
Office Equipment 0.6%
Hewlett-Packard Co. ..................................     1,900         99,750
International Business Machines Corp. ................     1,100        176,825
                                                                    -----------
                                                                        276,575
                                                                    -----------
Total Science & Technology .....................................      3,533,730
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Utility 1.1%
Electric 0.9%
Edison International Inc. ............................     9,200    $   193,200
OGE Energy Corp. .....................................     5,300        219,950
                                                                    -----------
                                                                        413,150
                                                                    -----------
Natural Gas 0.1%
TransTexas Gas Corp.* ................................     4,500         63,000
                                                                    -----------
Telephone 0.1%
Allen Telecom Inc. ...................................     1,900         32,775
Clearnet Communications Inc. Wts.* ...................       495          1,733
                                                                    -----------
                                                                         34,508
                                                                    -----------
Total Utility ..................................................       510,658
                                                                    -----------
Total Equity Securities (Cost $20,039,177) .....................     23,178,591
                                                                    -----------



--------------------------------------------------------------------------------
                                           Principal     Maturity
                                            Amount        Date
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES 42.2%
U.S. Treasury 19.2%
U.S. Treasury Bond, 12.00% ..............  $  400,000    8/15/2013      557,376
U.S. Treasury Bond, 9.875% ..............     200,000   11/15/2015      258,812
U.S. Treasury Bond, 8.125% ..............     525,000    8/15/2021      589,475
U.S. Treasury Bond, 6.25% ...............     725,000    8/15/2023      656,691
U.S. Treasury Note, 5.125% ..............     125,000    6/30/1998      123,750
U.S. Treasury Note, 6.75% ...............     400,000    5/31/1999      403,436
U.S. Treasury Note, 7.125% ..............     100,000    9/30/1999      101,703
U.S. Treasury Note, 6.875% ..............     550,000    3/31/2000      556,358
U.S. Treasury Note, 6.375% ..............     575,000    3/31/2001      571,947
U.S. Treasury Note, 6.625% ..............     550,000    7/31/2001      551,545
U.S. Treasury Note, 7.50% ...............     275,000   11/15/2001      284,925
U.S. Treasury Note, 6.25% ...............   1,475,000    2/28/2002    1,455,176
U.S. Treasury Note, 7.25% ...............     550,000    5/15/2004      567,787
U.S. Treasury Note, 7.875% ..............   1,175,000   11/15/2004    1,255,417
U.S. Treasury Note, 6.50% ...............     700,000    8/15/2005      689,612
U.S. Treasury Note Inflation
  Indexed, 3.375% .......................     151,086    1/15/2007      148,677
                                                                    -----------
                                                                      8,772,687
                                                                    -----------
U.S. Agency Mortgage 9.5%
Federal Home Loan Mortgage
  Corp., 7.00% ..........................     317,395   12/01/2024      310,253
Federal Home Loan Mortgage
  Corp., 7.50% ..........................      81,118    7/01/2025       80,814
Federal Home Loan Mortgage
  Corp., 7.50% ..........................     461,075    6/01/2026      459,346
Federal Home Loan Mortgage
  Corp. Gold, 7.50% .....................     142,216    1/01/2025      141,949

--------------------------------------------------------------------------------
                                           Principal     Maturity
                                            Amount        Date
--------------------------------------------------------------------------------
U.S. Agency Mortgage (cont'd)
Federal Home Loan Mortgage
  Corp. Series 29-H PAC,
  6.50% .................................  $  100,000    3/25/2023  $    95,437
Federal National Mortgage
  Association, 9.50% ....................     183,791   10/01/2003      193,957
Federal National Mortgage
  Association, 7.00% ....................     167,786   12/01/2007      167,156
Federal National Mortgage
  Association, 8.00% ....................     198,867    4/01/2008      204,708
Federal National Mortgage
  Association, 7.00% ....................      221,71   10/01/2025      214,781
Government National Mortgage
  Association, 6.50% ....................     107,979    2/15/2009      105,633
Government National Mortgage
  Association, 6.50% ....................     238,723    5/15/2009      233,538
Government National Mortgage
  Association, 8.00% ....................      46,526    9/15/2017       47,779
Government National Mortgage
  Association, 9.00% ....................     122,522    2/15/2022      129,643
Government National Mortgage
  Association, 8.00% ....................     642,427    7/15/2022      655,468
Government National Mortgage
  Association, 6.50% ....................      86,489   12/15/2023       82,029
Government National Mortgage
  Association, 6.50% ....................     288,907    7/15/2024      274,011
Government National Mortgage
  Association, 7.00% ....................     142,586    1/15/2025      138,843
Government National Mortgage
  Association, 7.00% ....................      66,988   10/15/2025       64,873
Government National Mortgage
  Association, 7.50% ....................     305,233   11/15/2025      302,944
Government National Mortgage
  Association, 7.00% ....................     146,989   12/15/2025      142,349
Government National Mortgage
  Association, 7.50% ....................     147,559    4/15/2026      146,267
Government National Mortgage
  Association, 8.00% ....................     133,116    9/15/2026      134,904
                                                                    -----------
                                                                      4,326,682
                                                                    -----------
Foreign Government 1.8%             Australian Dollar
Government of Australia, 10.00% .........     550,000    2/15/2006      488,223
                                      Canadian Dollar
Government of Canada, 0.00% .............     225,000   10/16/1997      158,888
                               European Currency Unit
Government of France, 8.00% .............     125,000    4/25/2003      157,941
                                                                    -----------
                                                                        805,052
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           Principal     Maturity        Value
                                            Amount         Date       (Note 1)
--------------------------------------------------------------------------------
Trust Certificates 0.3%
Cooperative Utility Trust
  Certificates, 10.70% ..................  $  125,000    9/15/2017  $   133,615
                                                                    -----------
Finance/Mortgage 7.2%
Advanta Credit Card Master
  Trust Series 95F-A1, 6.05% ............      75,000    8/01/2003       73,382
ALLmerica Finance Corp. Capital
  Trust, 8.21%+ .........................     275,000    2/03/2027      275,338
Bank of New York Institutional
  Capital Trust, 7.78%+ .................     250,000   12/01/2026      237,195
BankAmerica Institutional
  Capital Series B, 7.70%+ ..............     225,000   12/31/2026      212,652
Capital One Bank Note, 7.08% ............     250,000   10/30/2001      248,700
Citicorp Capital Sec. Note, 7.93% .......     225,000    2/15/2027      220,901
Countrywide Mortgage Inc.
  Series 1994-2 Class A-7, 6.50% ........     150,000    4/25/2008      149,484
DeBartolo Capital Partnership
  A-2, 7.48%+ ...........................     225,000    5/01/2004      229,500
Discover Credit Card Trust
  Series 1993 A, 6.25% ..................     125,000    8/16/2000      124,883
Ford Credit Auto Loan Master
  Trust Series 95-1, 6.50% ..............     200,000    8/15/2002      198,686
GE Global Insurance Holding
  Corp. Note, 7.00% .....................     400,000    2/15/2026      370,676
General Motors Acceptance
  Corp. Note, 8.375% ....................     200,000    5/01/1997      199,500
Household Finance Co. Sr. Note,
  6.75% .................................     100,000    6/01/2000       99,883
NationsBank Credit Card Master
  Trust Series 1995-1A, 6.45% ...........     150,000    4/15/2003      149,156
Prudential Home Mortgage
  Securities Co. Series 93-47
  A-11 PAC-2, 6.10% .....................     200,000   12/25/2023      181,250
Prudential Home Mortgage
  Securities Co. Series 93-57
  A-1 PAC, 6.50% ........................      18,379   12/26/2023       18,304
Prudential Home Mortgage
  Securities Co. Series 93-29
  A-6 PAC, 6.75% ........................      63,625    8/25/2008       63,327
Railcar Leasing LLC 1997-1 A1, 6.75%+ ...     167,867    7/15/2006      164,719
Sears Credit Account Master 8.10% .......     100,000    6/15/2004      102,906
                                                                    -----------
                                                                      3,320,442
                                                                    -----------

--------------------------------------------------------------------------------
                                           Principal     Maturity        Value
                                            Amount         Date       (Note 1)
--------------------------------------------------------------------------------
Corporate 2.9%
Chevron Corp. Profit Sharing
  Note, 8.11% ...........................  $  100,000   12/01/2004  $   104,104
Clearnet Communications Inc.
  Sr. Disc. Note, 0.00% to
  12/14/2000, 14.75% from
  12/15/2000 to maturity ................      50,000   12/15/2005       30,500
Coleman Worldwide Corp. Sr.
  Sec. Liquid Yield Option
  Note, 0.00% ...........................   1,000,000    5/27/2013      307,500
Edison Mission Energy Funding
  Corp. Series A Note, 6.77%+ ...........     213,205    9/15/2003      210,981
Empire Gas Corp. Sr. Sec. Note,
  7.00% to 7/14/99, 12.875%
  from 7/15/99 to maturity ..............     250,000    7/15/2004      217,500
Envirosource Inc. Note, 9.75% ...........     125,000    6/15/2003      121,875
Norcal Waste Systems Inc. Sr.
  Note, 13.00% to 5/14/97,
  13.25% from 5/15/97 to
  11/14/97, 13.50% from
  11/15/97 to maturity ..................     200,000    5/16/1997      222,000
Spanish Broadcasting Systems
  Inc. Sr. Note, 7.50% ..................     100,000    6/15/1997      107,000
                                                                    -----------
                                                                      1,321,460
                                                                    -----------
Canadian-Yankee 1.3%
Hydro-Quebec Deb. Series HS, 9.40% ......     225,000    2/01/2021      261,873
Talisman Energy Inc. Deb., 7.125% .......     125,000    6/01/2007      122,074
Usinor Sacilor Note ADR, 7.25% ..........     225,000    8/01/2006      220,374
                                                                    -----------
                                                                        604,321
                                                                    -----------
Total Fixed Income Securities (Cost $19,395,156) ................    19,284,259
                                                                    -----------
SHORT-TERM OBLIGATIONS 6.2%
American Express Credit Corp., 5.50% ....   1,752,000    5/02/1997    1,752,000
American Express Credit Corp., 5.50% ....     113,000    5/06/1997      113,000
General Electric Capital Corp., 5.49% ...     951,000    5/06/1997      951,000
                                                                    -----------
Total Short-Term Obligations
  (Cost $2,816,000) .............................................     2,816,000
                                                                    -----------
Total Investments (Cost $42,250,333)--99.1% .....................    45,278,850
Cash and Other Assets, Less Liabilities--0.9% ...................       427,215
                                                                    -----------
Net Assets--100.0% ..............................................   $45,706,065
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Income Tax Information:
At April 30, 1997, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $42,390,959 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost .................................................   $ 4,117,611
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value ....................................................    (1,229,720)
                                                                    -----------
                                                                    $ 2,887,891
                                                                    ===========

--------------------------------------------------------------------------------

ADR stands for American Depositary Receipt, representing ownership of foreign securities.
*   Nonincome-producing securities.
+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at April 30, 1997 were $1,359,479 and $1,331,285 (2.91% of net assets), respectively.

Forward currency exchange contracts outstanding at April 30, 1997, are as follows:


                                                                                      Unrealized
                                                                      Contract       Appreciation       Delivery
                                                   Total Value         Price         (Depreciation)      Date
------------------------------------------------------------------------------------------------------------------
Buy Australian dollars, Sell U.S. dollars             40,000 AUD      .77567 AUD        $    163        5/14/97
Sell Australian dollars, Buy U.S. dollars            157,000 AUD      .77900 AUD             (74)       7/24/97
Sell Australian dollars, Buy U.S. dollars            250,000 AUD      .75560 AUD          (6,036)       5/14/97
Sell Australian dollars, Buy U.S. dollars            225,000 AUD      .77920 AUD             (62)       7/24/97
Buy Canadian dollars, Sell U.S. dollars              270,000 CAD      .74267 CAD          (7,050)       5/14/97
Buy Canadian dollars, Sell U.S. dollars               76,000 CAD      .74228 CAD          (1,955)       5/14/97
Sell Canadian dollars, Buy U.S. dollars               76,000 CAD      .74247 CAD           1,970        5/14/97
Sell Canadian dollars, Buy U.S. dollars              270,000 CAD      .74223 CAD           6,931        5/14/97
Buy Danish krone, Sell U.S. dollars                1,131,900 DKK      .15553 DKK          (4,155)       5/14/97
Sell Danish krone, Buy U.S. dollars                1,131,900 DKK      .15680 DKK           5,590        5/14/97
Sell British pounds, Buy U.S. dollars                210,000 GBP     1.62070 GBP             166        5/30/97
Sell European currency units, Buy U.S. dollars       139,000 XEU     1.16180 XEU           4,666        5/14/97
                                                                                        --------
                                                                                        $    154
                                                                                        ========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1997 (Unaudited)

Assets
Investments, at value (Cost $42,250,333) (Note 1) .............     $45,278,850
Cash ..........................................................             359
Receivable for securities sold ................................         398,702
Interest and dividends receivable .............................         318,149
Receivable from Distributor (Note 3) ..........................          46,304
Receivable for open forward contracts .........................          19,486
Receivable for fund shares sold ...............................             354
Deferred organization costs and other assets (Note 1) .........          44,833
                                                                    -----------
                                                                     46,107,037
Liabilities
Payable for securities purchased ..............................         220,144
Accrued transfer agent and shareholder services
  (Note 2) ....................................................          50,851
Accrued management fee (Note 2) ...............................          23,988
Payable for open forward contracts ............................          19,332
Accrued trustees' fees (Note 2) ...............................           5,487
Payable for fund shares redeemed ..............................           1,545
Other accrued expenses ........................................          79,625
                                                                    -----------
                                                                        400,972
                                                                    -----------
Net Assets ....................................................     $45,706,065
                                                                    ===========
Net Assets consist of:
 Undistributed net investment income ..........................     $   206,188
 Unrealized appreciation of investments .......................       3,028,517
 Unrealized depreciation of forward contracts and
   foreign currency ...........................................          (1,390)
 Accumulated net realized gain ................................       1,854,860
 Shares of beneficial interest ................................      40,617,890
                                                                    -----------
                                                                    $45,706,065
                                                                    ===========
Net Asset Value, offering price and redemption price
  per share of Class C shares ($45,706,065 [dividedby]
  4,221,426 shares of beneficial interest) ....................     $     10.83
                                                                    ===========

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
Investment Income
Interest, net of foreign taxes of $1,011 ......................     $   773,993
Dividends, net of foreign taxes of $3,373 .....................         144,042
                                                                    -----------
                                                                        918,035
Expenses
Management fee (Note 2) .......................................         147,275
Transfer agent and shareholder services (Note 2) ..............          88,056
Custodian fee .................................................          69,475
Reports to shareholders .......................................          19,418
Registration fees .............................................          13,765
Audit fee .....................................................          12,947
Amortization of organization costs (Note 1) ...................           8,250
Trustees' fees (Note 2) .......................................           7,823
Legal fees ....................................................           5,295
Miscellaneous .................................................           4,264
                                                                    -----------
                                                                        376,568
Expenses borne by the Distributor (Note 3)                             (148,626)
                                                                    -----------
                                                                        227,942
                                                                    -----------
Net investment income .........................................         690,093
                                                                    -----------
Realized and Unrealized Gain (Loss) on
  Investments, Foreign Currency and Forward
  Contracts
Net realized gain on investments (Notes 1 and 4) ..............       1,938,545
Net realized gain on forward contracts and foreign
  currency (Note 1) ...........................................          59,677
                                                                    -----------
 Total net realized gain ......................................       1,998,222
                                                                    -----------
Net unrealized depreciation of investments ....................        (778,508)
Net unrealized appreciation of forward contracts and
  foreign currency ............................................           4,777
                                                                    -----------
 Total net unrealized depreciation ............................        (773,731)
                                                                    -----------
Net gain on investments, foreign currency and
  forward contracts ...........................................       1,224,491
                                                                    -----------
Net increase in net assets resulting from operations ..........     $ 1,914,584
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                             Six months ended
                                              April 30, 1997       Year ended
                                                (Unaudited)     October 31, 1996
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
  Operations:
Net investment income ......................   $    690,093       $  1,504,079
Net realized gain on investments,
  foreign currency and forward
  contracts* ...............................      1,998,222          3,151,150
Net unrealized appreciation
  (depreciation) of investments,
  foreign currency and forward
  contracts ................................       (773,731)         1,101,514
                                               ------------       ------------
Net increase resulting from
  operations ...............................      1,914,584          5,756,743
                                               ------------       ------------
Dividends from net investment
  income--Class C ..........................     (1,025,506)        (1,633,976)
                                               ------------       ------------
Distribution from net realized
  gains--Class C ...........................     (2,787,815)              --
                                               ------------       ------------
Class C share transactions (Note 6):
 Proceeds from sale of shares ..............      5,126,053         14,756,256
 Net asset value of shares issued
   in payment of:
  Dividends from net investment ............        613,569            510,768
  Distribution from net realized
    gains ..................................      2,787,815               --
Cost of shares repurchased .................     (5,911,486)       (14,221,849)
                                               ------------       ------------
Net increase from fund share
  transactions .............................      2,615,951          1,045,175
                                               ------------       ------------
Total increase in net assets ...............        717,214          5,167,942
Net Assets
Beginning of period ........................     44,988,851         39,820,909
                                               ------------       ------------
End of period (including
  undistributed net investment
  income of $206,188 and $541,601,
  respectively) ............................   $ 45,706,065       $ 44,988,851
                                               ============       ============
Number of Class C shares:
 Sold ......................................        463,933          1,373,024
 Issued upon reinvestment of:
  Dividends from net investment
    income .................................         57,124             47,952
  Distribution from net realized
    gains ..................................        258,131               --
 Repurchased ...............................       (544,425)        (1,314,427)
                                               ------------       ------------
Net increase in fund shares ................        234,763            106,549
                                               ============       ============
*Net realized gain for Federal
  income tax purposes (Note 1) .............   $  1,994,371       $  2,790,310
                                               ============       ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1997

Note 1

State Street Research Strategic Portfolios: Moderate (the "Fund"), is a series of State Street Research Financial Trust, (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in September, 1993. The Trust consists presently of four separate funds: State Street Research Strategic
Portfolios: Moderate, State Street Research Government Income Fund, State Street Research Strategic Portfolios: Conservative and State Street Research Strategic Portfolios: Aggressive.

The investment objective of the Fund is to provide both current income and capital appreciation, consistent with the preservation of capital and reasonable investment risk.

The Fund is authorized to issue four classes of shares. Only Class C shares are presently available for purchase. Class A, Class B and Class D shares are not being offered at this time. Class A shares will be subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares will be subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation

Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Net Investment Income

Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends

Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. Forward Contracts and Foreign Currencies

The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currency. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 1997, the fees pursuant to such agreement amounted to $147,275.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1997, the amount of such expenses was $80,859.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,823 during the six months ended April 30, 1997.


Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $148,626.


Note 4

For the six months ended April 30, 1997, purchases and sales of securities, exclusive of short-term obligations, aggregated $25,671,461 and $25,492,768 (including $9,101,376 and $6,718,270 of U.S. Government securities), respectively.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses.


Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At April 30, 1997, Metropolitan owned 1,525,372 Class C shares of the Fund and the Adviser owned one Class C share of the Fund.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Class C share outstanding throughout each period:


                                                     Six months ended                Year ended October 31
                                                      April 30, 1997      --------------------------------------------
                                                      (Unaudited)**        1996**    1995**     1994        1993***
                                                     -----------------------------------------------------------------
Net asset value, beginning of period                      $11.28           $10.26    $  9.18    $  9.57     $  9.55
                                                          ------           --------  -------    -------     -------
Net investment income*                                      0.17             0.35       0.36       0.28        0.02
Net realized and unrealized gain
 (loss) on investments, foreign currency
 and forward contracts                                      0.32             1.07       1.01      (0.45)         --
                                                          ------           --------  -------    -------     -------
 Total from investment operations                           0.49             1.42       1.37      (0.17)       0.02
                                                          ------           --------  -------    -------     -------
Dividends from net investment income                       (0.25)           (0.40      (0.29)     (0.22)         --
Distribution from net realized gains                       (0.69)              --         --         --          --
                                                          ------           --------  -------    -------     -------
 Total distributions                                       (0.94)           (0.40      (0.29)     (0.22)         --
                                                          ------           --------  -------    -------     -------
Net asset value, end of period                            $10.83           $11.28     $10.26    $  9.18     $  9.57
                                                          ======           ======    =======    =======     =======
Total return                                                4.40%++         14.08%+    15.24%+    (1.81)%+     0.21%++
Net assets at end of period (000s)                       $45,706          $44,989    $39,821    $28,494     $25,040
Ratio of operating expenses to average net assets*          1.00%+++         1.00%      1.00%      1.00%       1.00%+++
Ratio of net investment income to average net assets*       3.05%+++         3.23%      3.68%      3.05%       2.32%+++
Portfolio turnover rate                                    60.33%          127.59%    120.62%    142.86%       0.00%
Average commission rate@                                 $0.0276          $0.0258         --          --         --

*Reflects voluntary assumption of fees or expenses per
 share in each period (Note 3)                           $  0.04          $  0.05    $  0.07    $  0.05     $  0.00

--------------------------------------------------------------------------------
+++ Annualized
  + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses
 ++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
 ** Per-share figures have been calculated using the average shares method.
*** September 28, 1993 (commencement of operations) to October 31, 1993.
  @ For fiscal years beginning on or after November 1, 1995, the Fund is required to disclose its average commission rate per share paid for security trades.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF
STATE STREET RESEARCH FINANCIAL TRUST
--------------------------------------------------------------------------------

Fund Information


State Street Research
Strategic Portfolios: Moderate
One Financial Center
Boston, MA 02111


Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111


Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111


Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032


Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110


Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109


Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer


Peter C. Bennett
Vice President


John H. Kallis
Vice President


Thomas A. Shively
Vice President


Gerard P. Maus
Treasurer


Joseph W. Canavan
Assistant Treasurer


Douglas A. Romich
Assistant Treasurer


Francis J. McNamara, III
Secretary and General Counsel


Darman A. Wing
Assistant Secretary and
Assistant General Counsel


Amy L. Simmons
Assistant Secretary


Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company


Steve A. Garban
Retired; formerly Senior Vice President for Finance and Operations and Treasurer, The Pennsylvania State University


Malcolm T. Hopkins
Former Vice Chairman of the Board and Chief Financial
Officer, St. Regis Corp.


Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs


Robert A. Lawrence
Associate, Saltonstall & Co.


Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company


Thomas L. Phillips
Retired; formerly Chairman of the Board and Chief Executive
Officer, Raytheon Company


Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.


Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts Institute of Technology


Jeptha H. Wade
Retired; formerly Of Counsel, Choate, Hall & Stewart

[back cover]

State Street Research Strategic Portfolios: Moderate           [indicia]
One Financial Center                                           Bulk Rate
Boston, MA 02111                                              U.S. Postage
                                                                  PAID
                                                              Randolph, MA
                                                             Permit No. 600







Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
         State Street Research
         Shareholder Services
         P.O. Box 8408
         Boston, MA 02266-8408

[State Street Research Logo]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  3986-970623(0798)SSR-LD                        SP-029E-697IBS

[front cover]



                             STATE STREET RESEARCH
                       STRATEGIC PORTFOLIOS: CONSERVATIVE


SEMIANNUAL REPORT
April 30, 1997


-----------------------------------
            WHAT'S INSIDE
-----------------------------------

Investment Update
The Fund, economy
and markets

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements


  [DALBAR box logo]
  DALBAR KEY HONORS
    COMMITMENT TO:
      INVESTORS
         1996

    For Excellence
          in
 Shareholder Service


                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

o Economic growth accelerated somewhat in the fourth quarter of 1996 and continued to advance into the first few months of 1997, exceeding expectations.

o Consumer spending and industrial output steadily advanced during the six months ended April 30, 1997. Wages continued to rise during the period, but consumer prices and inflation remained low.

o  The Federal Reserve raised interest rates by one-quarter percent in March.

The Markets

o The Fed's tightening had a predictable effect on both the stock and bond markets. The bond market anticipated and then reacted to the Fed's action by experiencing negative returns for the first quarter of 1997 for most sectors. The stock market, as measured by the Dow Jones Industrial Average, experienced a sizable correction then resumed its ascent, setting a new high.

o Bond performance lost momentum late in the fourth quarter of 1996 and into the first part of 1997, but rallied in April. The Lehman Brothers Aggregate Bond Index gained +1.70% during the period. [1]

o  The S&P 500 was up +14.71% for the six-month period. [1]

THE FUND

Over the past six months

o  For the six months ended April 30, 1997, Class C shares of Strategic
   Portfolios: Conservative returned +4.06%. The Fund outperformed the average six-month return for the 16 fund classes in Lipper Analytical Services' Flexible Income Funds category, which was +2.11%.

o  Bonds offered positive returns but underperformed stocks for the period.

o The Fund's large-cap, value, and international stock components helped boost fund performance.

Current strategy

o On April 30, 1997, the Fund held 71% of its assets in bonds, 25% in stocks, and 4% in cash.

o We have reduced our exposure to equities and increased our position in bonds, as we see bonds becoming increasingly attractive versus stocks, but having less risk.

o We have increased high-grade bonds and reduced our exposure to international bonds, believing high-grades offer better value relative to risk.

April 30, 1997


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1997, except where otherwise noted)
--------------------------------------------------------------------------------
SEC Average Annual Compound Rates
of Return for periods ended 3/31/97 [2,3]
================================================================================

================================================================================
                     Life of Fund
                    (since 5/16/94)                1 Year
--------------------------------------------------------------------------------
Class C             +10.37%/+9.75%              +8.37%/+7.76%
--------------------------------------------------------------------------------

Average Annual Compound Rates
of Return for periods ended 4/30/97 [2,3]

================================================================================
                     Life of Fund
                    (since 5/16/94)               1 Year
--------------------------------------------------------------------------------
Class C             +10.82%/+10.20%          +10.37%/+9.74%
--------------------------------------------------------------------------------

Performance results for the Fund are increased by the voluntary reduction of fund fees and expenses. The first figure reflects expense reduction; the second shows what results would have been without subsidization.

Asset Allocation
(by percentage of net assets)

[PIE CHART]

Bonds          71%
Stocks         25%
Cash            4%

[1] The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Lehman Brothers Aggregate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take transaction charges into account. Direct investment in the indices is not possible; results are for illustrative purposes only.

[2] All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.

[3] "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                           Principal     Maturity        Value
                                            Amount         Date       (Note 1)
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES 70.8%
U.S. Treasury 35.0%
U.S. Treasury Bond, 12.00% ..............  $  200,000    8/15/2013  $   278,688
U.S. Treasury Bond, 9.875% ..............     250,000   11/15/2015      323,515
U.S. Treasury Bond, 8.125% ..............   1,025,000    8/15/2021    1,150,880
U.S. Treasury Bond, 6.25% ...............   1,000,000    8/15/2023      905,780
U.S. Treasury Note, 6.75% ...............     550,000    5/31/1999      554,725
U.S. Treasury Note, 7.125% ..............   1,325,000    9/30/1999    1,347,565
U.S. Treasury Note, 6.875% ..............     350,000    3/31/2000      354,046
U.S. Treasury Note, 6.25% ...............     175,000    8/31/2000      173,906
U.S. Treasury Note, 6.625% ..............   1,125,000    7/31/2001    1,128,161
U.S. Treasury Note, 7.50% ...............     300,000   11/15/2001      310,827
U.S. Treasury Note, 6.25% ...............   1,325,000    2/28/2002    1,307,192
U.S. Treasury Note, 7.25% ...............     600,000    5/15/2004      619,404
U.S. Treasury Note, 7.875% ..............   1,900,000   11/15/2004    2,030,036
U.S. Treasury Note, 6.50% ...............   1,275,000    8/15/2005    1,256,079
U.S. Treasury Note Inflation
  Indexed, 3.375% .......................     226,629    1/15/2007      223,017
                                                                    -----------
                                                                     11,963,821
                                                                    -----------
U.S. Agency Mortgage 16.0%
Federal Home Loan Mortgage
  Corp. Gold, 7.00% .....................     842,525    6/01/2024      823,568
Federal Home Loan Mortgage
  Corp. Gold, 7.50% .....................     523,109    8/01/2024      522,125
Federal Home Loan Mortgage
  Corp. Gold, 7.50% .....................     350,636    4/01/2026      349,321
Federal Home Loan Mortgage
  Corp. Gold, 7.50% .....................     281,296    6/01/2026      280,241
Federal Home Loan Mortgage
  Corp. Series 29-H PAC, 6.50% ..........     125,000    3/25/2023      119,296
Government National Mortgage
  Association, 6.50% ....................     129,575    2/15/2009      126,760
Government National Mortgage
  Association, 6.50% ....................      64,739    6/15/2009       63,333
Government National Mortgage
  Association, 6.50% ....................     292,779    7/15/2009      286,420
Government National Mortgage
  Association, 8.00% ....................     126,977   10/15/2017      130,396
Government National Mortgage
  Association, 8.00% ....................      64,183   11/15/2017       65,912
Government National Mortgage
  Association, 8.00% ....................     825,834    5/15/2022      842,598
Government National Mortgage
  Association, 6.50% ....................      86,463   12/15/2023       82,005
Government National Mortgage
  Association, 6.50% ....................     444,475    7/15/2024      421,558

--------------------------------------------------------------------------------
                                           Principal     Maturity        Value
                                            Amount         Date       (Note 1)
--------------------------------------------------------------------------------
U.S. Agency Mortgage (cont'd)
Government National Mortgage
  Association, 7.00% ....................  $  312,471    1/15/2025  $   304,269
Government National Mortgage
  Association, 7.00% ....................      47,729   10/15/2025       46,222
Government National Mortgage
  Association, 7.50% ....................     375,672   11/15/2025      372,854
Government National Mortgage
  Association, 7.50% ....................     196,746    4/15/2026      195,025
Government National Mortgage
  Association, 8.00% ....................     118,985    9/15/2026      120,583
Government National Mortgage
  Association TBA, 7.50% ................     300,000    5/15/2012      303,281
                                                                    -----------
                                                                      5,455,767
                                                                    -----------
Canadian-Yankee 2.1%
Hydro-Quebec Deb. Series HS, 9.40% ......     325,000    2/01/2021      378,261
Usinor Sacilor Note ADR, 7.25% ..........     350,000    8/01/2006      342,804
                                                                    -----------
                                                                        721,065
                                                                    -----------
Foreign Government 2.0%             Australian Dollar
Government of Australia, 10.00% .........     400,000    2/15/2006      355,071
                                      Canadian Dollar
Government of Canada, 0.00% .............     125,000   10/16/1997       88,271
                                             European
                                        Currency Unit
Government of France, 8.00% .............     175,000    4/25/2003      221,118
                                                                    -----------
                                                                        664,460
                                                                    -----------
Trust Certificates 1.3%
Cooperative Utility Trust
  Certificates, 10.70% ..................  $  225,000    9/15/2017      240,507
Rural Electric Cooperative Grantor
  Trust Certificates, 10.11% ............     200,000   12/15/2017      214,038
                                                                    -----------
                                                                        454,545
                                                                    -----------
Finance/Mortgage 11.9%
Bank of New York Institutional
  Capital Trust, 7.78%+ .................     175,000   12/01/2026      166,037
BankAmerica Institutional
  Capital Series B, 7.70%+ ..............     350,000   12/31/2026      330,792
Capital One Bank Note, 7.08% ............     175,000   10/30/2001      174,090
Chase Manhattan Master Trust
  96-3A, 7.04% ..........................     275,000    2/15/2005      277,577

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           Principal     Maturity        Value
                                            Amount         Date       (Note 1)
--------------------------------------------------------------------------------
Finance/Mortgage (cont'd)
Citicorp Capital Security Note,
  7.933% ................................  $  175,000    2/15/2027      171,812
Countrywide Funding Corp.
  Note, 6.28% ...........................     200,000    1/15/2003      192,150
CWMBS Inc. Series 1994-3
  A-7, 6.75% ............................     225,000    3/25/2024      213,889
DeBartolo Capital Partnership
  A-2, 7.48%+ ...........................     225,000    5/01/2004      229,500
Discover Credit Card Trust
  Series 1993 A, 6.25% ..................     250,000    8/16/2000      249,765
Ford Credit Auto Loan Master
  Trust Series 95-1, 6.50% ..............     375,000    8/15/2002      372,536
GE Global Insurance Holding
  Corp. Note, 7.00% .....................     350,000    2/15/2026      324,341
General Motors Acceptance
  Corp. Note, 7.85% .....................     325,000   11/17/1997      327,795
Household Affinity Master Trust
  Series 1994-1A, 5.84% .................     175,000    5/15/2001      175,219
Household Finance Co. Note,
  6.75% .................................     125,000    6/01/2000      124,854
Prudential Home Mortgage
  Securities Co. Series 93-29
  A-6 PAC, 6.75% ........................     211,121    8/25/2008      210,130
Prudential Home Mortgage
  Securities Co. Series 93-47
  1-11 PAC, 6.10% .......................     275,000   12/25/2023      249,219
Railcar Leasing LLC Sr. Sec
  Note, 6.75%+ ..........................     119,905    7/15/2006      117,657
Travelers Property Casualty
  Corp. Sr. Note, 7.75% .................     175,000    4/15/2026      173,115
                                                                    -----------
                                                                      4,080,478
                                                                    -----------
Corporate 2.5%
Chevron Corp. Note, 8.11% ...............     175,000   12/01/2004      182,182
Columbia/HCA Healthcare Corp.
  Note, 6.87% ...........................     150,000    9/15/2003      148,502
Edison Mission Energy Funding
  Corp. Series A Note, 6.77%+ ...........     165,826    9/15/2003      164,096
Electronic Data Systems Corp.
  Note, 6.85%+ ..........................     250,000    5/15/2000      250,530
Loews Corp. Sr. Note, 7.00% .............     125,000   10/15/2023      111,171
                                                                    -----------
                                                                        856,481
                                                                    -----------
Total Fixed Income Securities (Cost $24,269,958) .................   24,196,617
                                                                    -----------

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
EQUITY SECURITIES 24.7%
Basic Industries 4.3%
Chemical 1.3%
Agrium Inc. ..........................................     8,600    $   110,725
Cabot Corp. ..........................................     4,000         88,000
Ciba Specialty Chemicals AG* .........................        70          6,031
Monsanto Co. .........................................     1,600         68,400
Thiokol Corp. ........................................     2,700        176,175
                                                                    -----------
                                                                        449,331
                                                                    -----------
Diversified 0.2%
Hoya Corp.* ..........................................     1,000         45,850
Tenma Corp.* .........................................     1,000         15,756
                                                                    -----------
                                                                         61,606
                                                                    -----------
Electrical Equipment 0.4%
Asia Pacific Wire & Cable Corp.* .....................     1,900         22,562
General Electric Co. .................................       800         88,700
Matsushita Electric Works* ...........................     4,000         40,651
                                                                    -----------
                                                                        151,913
                                                                    -----------
Forest Product 0.3%
Aracruz Celulose SA ADR ..............................     1,650         31,144
Stone Container Corp. ................................     5,900         59,737
                                                                    -----------
                                                                         90,881
                                                                    -----------
Machinery 0.4%
Amada Co.* ...........................................     5,000         37,382
Sundstrand Corp. .....................................     2,000         97,500
                                                                    -----------
                                                                        134,882
                                                                    -----------
Metal & Mining 1.3%
Alumax Inc.* .........................................     3,200        116,800
Aluminum Company of America ..........................     1,200         83,850
Kennametal Inc. ......................................     3,500        126,000
RTZ Corp.* ...........................................     2,521         40,042
SGL Carbon AG* .......................................       500         69,725
                                                                    -----------
                                                                        436,417
                                                                    -----------
Railroad 0.4%
Canadian National Railway Co. ........................     3,700        142,450
                                                                    -----------
Total Basic Industries ..........................................     1,467,480
                                                                    -----------
Consumer Cyclical 3.1%
Automotive 0.8%
Exide Corp. ..........................................     7,200        116,100
Honda Motor Co.* .....................................     2,000         62,079
Lear Corp.* ..........................................     1,700         60,775
NGK Spark Plug Co.* ..................................     4,000         40,020
                                                                    -----------
                                                                        278,974
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Building 0.5%
Lafarge Corp. ........................................     6,000    $   145,500
Shenzhen Expressway Co. Ltd.* ........................    74,000         24,359
                                                                    -----------
                                                                        169,859
                                                                    -----------
Hotel & Restaurant 0.6%
Harrah's Entertainment Inc.* .........................     8,800        140,800
Mirage Resorts Inc.* .................................     3,900         78,488
                                                                    -----------
                                                                        219,288
                                                                    -----------
Recreation 0.1%
Amer Group Ltd. Cl. A* ...............................     2,200         37,651
                                                                    -----------
Retail Trade 1.1%
Gucci Group NV* ......................................       800         55,500
Kroger Co.* ..........................................     5,000        137,500
Rite-Aid Corp. .......................................     1,700         78,200
Sears, Roebuck & Co. .................................     1,800         86,400
                                                                    -----------
                                                                        357,600
                                                                    -----------
Total Consumer Cyclical .........................................     1,063,372
                                                                    -----------
Consumer Staple 6.7%
Business Service 0.8%
ADT Ltd.* ............................................     6,000        164,250
HBO & Co. ............................................       700         37,450
Republic Industries Inc.* ............................     2,300         57,069
                                                                    -----------
                                                                        258,769
                                                                    -----------
Drug 1.0%
Amgen Inc.* ..........................................     1,300         76,538
Biora AB* ............................................     3,600         33,959
Novartis AG* .........................................        70         92,219
Pfizer Inc. ..........................................     1,300        124,800
                                                                    -----------
                                                                        327,516
                                                                    -----------
Food & Beverage 1.3%
Anheuser-Busch Companies, Inc. .......................     2,200         94,325
Coca-Cola Co. ........................................     1,900        120,887
Coca-Cola Enterprises Inc. ...........................     1,700        102,638
Whitman Corp. ........................................     5,800        134,125
                                                                    -----------
                                                                        451,975
                                                                    -----------
Hospital Supply 2.0%
Baxter International Inc. ............................     5,200        248,950
Johnson & Johnson ....................................     2,200        134,750
Medtronic Inc. .......................................     1,200         83,100
PacifiCare Health Systems, Inc. Cl. A* ...............     1,200         92,100
Tenet Healthcare Corp. ...............................     4,000        104,000
Terumo Corp.* ........................................     2,000         30,409
                                                                    -----------
                                                                        693,309
                                                                    -----------

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Personal Care 0.2%
Avon Products Inc. ...................................     1,300    $    80,112
                                                                    -----------
Printing & Publishing 0.8%
Hollinger International, Inc. Cl. A* .................    14,900        149,000
Valassis Communications Inc. .........................     5,500        134,750
                                                                    -----------
                                                                        283,750
                                                                    -----------
Tobacco 0.6%
Imperial Tobacco Group PLC* ..........................    18,400        120,182
Philip Morris Companies, Inc. ........................     1,800         70,875
                                                                    -----------
                                                                        191,057
                                                                    -----------
Total Consumer Staple ..........................................      2,286,488
                                                                    -----------
Energy 2.6%
Oil 2.2%
Burlington Resources Inc. ............................     1,800         76,275
ENI SPA ADR ..........................................       900         45,900
Oryx Energy Co. ......................................     8,700        174,000
Royal Dutch Petroleum Co. ............................       300         54,075
Seagull Energy Corp.* ................................     8,000        137,000
Tosco Corp. ..........................................     5,200        154,050
Total SA Cl. B* ......................................       717         59,458
Woodside Petroleum Ltd. ADR* .........................     7,700         61,250
                                                                    -----------
                                                                        762,008
                                                                    -----------
Oil Service 0.4%
Ensco International Inc.* ............................     1,700         80,750
Schlumberger Ltd. ....................................       400         44,300
                                                                    -----------
                                                                        125,050
                                                                    -----------
Total Energy ...................................................        887,058
                                                                    -----------
Finance 3.9%
Bank 1.7%
BankAmerica Corp. ....................................       900        105,187
Citicorp .............................................     1,000        112,625
Fleet Financial Group Inc. ...........................     2,500        152,500
Mellon Bank Corp. ....................................     2,200        182,875
NationsBank Corp. ....................................       300         18,113
                                                                    -----------
                                                                        571,300
                                                                    -----------
Financial Service 0.4%
Federal Home Loan Mortgage Corp. .....................     4,200        133,875
                                                                    -----------
Insurance 1.8%
Ace Ltd. .............................................     3,300        198,000
AMBAC Inc. ...........................................     1,600        103,600
Mid Ocean Ltd. .......................................     3,200        146,800
Saint Paul Companies, Inc. ...........................     1,000         67,000
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Insurance (cont'd)
Travelers Property Casualty Corp. Cl. A ..............     3,300    $   111,375
                                                                    -----------
                                                                        626,775
                                                                    -----------
Total Finance ..................................................      1,331,950
                                                                    -----------
Science & Technology 3.4%
Aerospace 0.3%
Boeing Co. ...........................................     1,013         99,907
                                                                    -----------
Computer Software & Service 1.0%
Cisco Systems Inc.* ..................................     1,500         77,625
Microsoft Corp.* .....................................     1,100        133,650
Sema Group PLC* ......................................     1,600         31,151
TT Tieto Oy Cl. B* ...................................       200         15,191
Western Digital Corp.* ...............................     1,300         80,113
WM-Data AB Cl. B* ....................................       200         14,532
                                                                    -----------
                                                                        352,262
                                                                    -----------
Electronic Components 0.8%
ABB AG* ..............................................        30         36,327
Hitachi Ltd.* ........................................     4,000         36,239
Intel Corp.* .........................................       600         91,875
Lernout & Hauspie Speech Products NV ADR* ............     1,200         26,100
Rohm Co.* ............................................     1,000         77,520
                                                                    -----------
                                                                        268,061
                                                                    -----------
Electronic Equipment 1.0%
L.M. Ericsson Telephone Co. ADR Cl. B* ...............     2,790         93,814
L.M. Ericsson Telephone Co. Cl. B* ...................     3,568        112,797
Lucent Technologies Inc.* ............................     1,200         70,950
Motorola Inc. ........................................     1,200         68,700
                                                                    -----------
                                                                        346,261
                                                                    -----------
Office Equipment 0.3%
Hewlett-Packard Co. ..................................       700         36,750
International Business Machines Corp. ................       500         80,375
                                                                    -----------
                                                                        117,125
                                                                    -----------
Total Science & Technology .....................................      1,183,616
                                                                    -----------

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Utility 0.7%
Electric 0.6%
Edison International .................................     4,600    $    96,600
OGE Energy Corp. .....................................     2,700        112,050
                                                                    -----------
                                                                        208,650
                                                                    -----------
Natural Gas 0.1%
TransTexas Gas Corp.* ................................     1,800         25,200
                                                                    -----------
Total Utility ...................................................       233,850
                                                                    -----------
Total Equity Securities (Cost $7,171,487) .......................     8,453,814
                                                                    -----------

--------------------------------------------------------------------------------
                                           Principal     Maturity
                                            Amount         Date
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS 4.0%
American Express Credit Corp.,
  5.50% ................................. $1,366,000    5/02/1997     1,366,000
                                                                    -----------
Total Short-Term Obligations (Cost $1,366,000) .................      1,366,000
                                                                    -----------
Total Investments (Cost $32,807,445)--99.5% .....................    34,016,431
Cash and Other Assets, Less Liabilities--0.5% ...................       171,121
                                                                    -----------
Net Assets--100.0% ..............................................   $34,187,552
                                                                    ===========

Federal Income Tax Information:
At April 30, 1997, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $32,867,910 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost ......................................................   $ 1,714,128
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value ....................................................      (565,607)
                                                                    -----------
                                                                    $ 1,148,521
                                                                    ===========

--------------------------------------------------------------------------------

ADR stands for American Depositary Receipt, representing ownership of foreign securities.
  * Nonincome-producing securities.
  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule
    144A securities owned at April 30, 1997 were $1,285,033 and $1,258,612 (3.68% of net assets), respectively.
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Forward currency exchange contracts outstanding at April 30, 1997, are as follows:


                                                                                   Unrealized
                                                                    Contract      Appreciation    Delivery
                                                   Total Value        Price      (Depreciation)     Date
----------------------------------------------------------------------------------------------------------
Sell Australian dollars, Buy U.S. dollars          224,000 AUD      .77900 AUD      $   (106)     7/24/97
Sell Australian dollars, Buy U.S. dollars           66,000 AUD      .69499 AUD        (5,594)     5/14/97
Sell Australian dollars, Buy U.S. dollars          135,000 AUD      .77920 AUD           (37)     7/24/97
Sell British pounds, Buy U.S. dollars              135,000 GBP     1.62070 GBP           107      5/30/97
Sell Canadian dollars, Buy U.S. dollars            177,000 CAD      .74247 CAD         4,588      5/14/97
Buy Canadian dollars, Sell U.S. dollars            177,000 CAD      .74228 CAD        (4,554)     5/14/97
Buy Canadian dollars, Sell U.S. dollars             15,000 CAD      .74267 CAD          (392)     5/14/97
Sell Canadian dollars, Buy U.S. dollars             15,000 CAD      .74223 CAD           385      5/14/97
Buy Danish krone, Sell U.S. dollars                715,000 DKK      .15553 DKK        (2,626)     5/14/97
Sell Danish krone, Buy U.S. dollars                715,500 DKK      .15680 DKK         3,534      5/14/97
Sell European currency units, Buy U.S. dollars     195,000 XEU     1.16180 XEU         6,546      5/14/97
                                                                                    --------
                                                                                    $  1,851
                                                                                    ========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1997 (Unaudited)

Assets
Investments, at value (Cost $32,807,445) (Note 1) .............     $34,016,431
Cash ..........................................................          61,383
Interest and dividends receivable .............................         373,223
Receivable for securities sold ................................         342,449
Receivable from Distributor (Note 3) ..........................          31,742
Receivable for open forward contracts .........................          15,160
Receivable for fund shares sold ...............................           1,865
Deferred organization costs and other assets (Note 1) .........          46,693
                                                                    -----------
                                                                     34,888,946
Liabilities
Payable for securities purchased ..............................         554,186
Accrued transfer agent and shareholder services
  (Note 2) ....................................................          32,566
Accrued management fee (Note 2) ...............................          16,557
Payable for fund shares redeemed ..............................          16,187
Payable for open forward contracts ............................          13,309
Accrued trustees' fees (Note 2) ...............................           4,192
Other accrued expenses ........................................          64,397
                                                                    -----------
                                                                        701,394
                                                                    -----------
Net Assets ....................................................     $34,187,552
                                                                    ===========
Net Assets consist of:
 Undistributed net investment income ..........................     $   223,114
 Unrealized appreciation of investments .......................       1,208,986
 Unrealized appreciation of forward contracts and
   foreign currency ...........................................             363
 Accumulated net realized gain ................................       1,198,638
 Shares of beneficial interest ................................      31,556,451
                                                                    -----------
                                                                    $34,187,552
                                                                    ===========
Net Asset Value, offering price and redemption price
  per share of Class C shares ($34,187,552 [divided by]
  3,253,755 shares of beneficial interest) ....................          $10.51
                                                                         ======


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended April 30, 1997 (Unaudited)
Investment Income
Interest, net of foreign taxes of $1,750 ......................     $   842,092
Dividends, net of foreign taxes of $1,241 .....................          70,832
                                                                    -----------
                                                                        912,924
Expenses
Management fee (Note 2) .......................................         101,664
Custodian fee .................................................          56,597
Transfer agent and shareholder services (Note 2) ..............          37,877
Audit fee .....................................................          12,229
Reports to shareholders .......................................          11,429
Registration fees .............................................           7,283
Trustees' fees (Note 2) .......................................           6,949
Legal fees ....................................................           4,934
Amortization of organization costs (Note 1) ...................           3,710
Service fee-Class A (Note 5) ..................................             212
Miscellaneous .................................................           3,736
                                                                    -----------
                                                                        246,620
Expenses borne by the Distributor (Note 3) ....................         (93,569)
                                                                    -----------
                                                                        153,051
                                                                    -----------
Net investment income .........................................         759,873
                                                                    -----------
Realized and Unrealized Gain (Loss) on
  Investments, Foreign Currency and Forward
  Contracts
Net realized gain on investments (Notes 1 and 4) ..............       1,201,246
Net realized gain on forward contracts and foreign
  currency (Note 1) ...........................................          55,358
                                                                    -----------
 Total net realized gain ......................................       1,256,604
                                                                    -----------
Net unrealized depreciation of investments ....................        (691,889)
Net unrealized appreciation of forward contracts and
  foreign currency ............................................           3,771
                                                                    -----------
 Total net unrealized depreciation ............................        (688,118)
                                                                    -----------
Net gain on investments, foreign currency and
  forward contracts ...........................................         568,486
                                                                    -----------
Net increase in net assets resulting from operations ..........     $ 1,328,359
                                                                    ===========

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
------------------------------------- -------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                                             Six months ended      Year ended
                                              April 30, 1997       October 31,
                                                (Unaudited)          1996
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment income ......................   $    759,873       $  1,497,872
Net realized gain on investments,
  foreign currency and forward
  contracts ................................      1,256,604          1,710,843
Net unrealized appreciation
  (depreciation) of investments, foreign
  currency and forward contracts ...........       (688,118)            90,149
                                               ------------       ------------
Net increase resulting from operations .....      1,328,359          3,298,864
                                               ------------       ------------
Dividends from net investment income:
 Class A ...................................         (9,655)          (454,334)
 Class C ...................................       (938,066)          (970,526)
                                               ------------       ------------
                                                   (947,721)        (1,424,860)
                                               ------------       ------------
Distributions from net realized gains:
 Class A ...................................        (27,562)          (651,838)
 Class C ...................................     (1,688,429)           (42,210)
                                               ------------       ------------
                                                 (1,715,991)          (694,048)
                                               ------------       ------------
Net increase from fund share
  transactions (Note 6) ....................      1,735,455          3,537,654
                                               ------------       ------------
Total increase in net assets ...............        400,102          4,717,610
Net Assets
Beginning of period ........................     33,787,450         29,069,840
                                               ------------       ------------
End of period (including undistributed
  net investment income of $223,114
  and $410,962, respectively) ..............   $ 34,187,552       $ 33,787,450
                                               ============       ============
*Net realized gain for Federal income
  tax purposes (Note 1) ....................   $  1,220,174       $  1,717,406
                                               ============       ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1997


Note 1

State Street Research Strategic Portfolios: Conservative (the "Fund") is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in May, 1994. The Trust consists presently of four separate funds: State Street Research Strategic
Portfolios: Conservative, State Street Research Government Income Fund, State Street Research Strategic Portfolios: Moderate and State Street Research Strategic Portfolios: Aggressive.

The investment objective of the Fund is to provide, primarily, a high level of current income and, secondarily, long term growth of capital, consistent with the preservation of capital and reasonable investment risk.

The Fund is authorized to issue four classes of shares. Only Class C shares are presently available for purchase. Class A, Class B and Class D shares are not being offered at this time. Effective March 27, 1997, the Fund discontinued offering Class A shares. Class A shares were subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares will be subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase.

Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation

Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE

--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Net Investment Income

Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends

Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. Forward Contracts and Foreign Currencies

The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.60% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 1997, the fees pursuant to such agreement amounted to $101,664.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1997, the amount of such expenses was $27,198.

The fees of the Trustees not currently affiliated with the Adviser amounted to $6,949 during the six months ended April 30, 1997.


Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $93,569.


Note 4

For the six months ended April 30, 1997, purchases and sales of securities, exclusive of short-term obligations, aggregated $15,796,325 and $13,731,293 (including $9,121,863 and $10,486,439 of U.S. Government securities), respectively.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the period November 1, 1996 to March 27, 1997, fees pursuant to such plan amounted to $212 for Class A shares.


Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 1997, Metropolitan owned 2,223,045 Class C shares of the Fund.

Share transactions were as follows:

                                                                     Six months ended
                                                                      April 30, 1997                         Year ended
                                                                        (Unaudited                        October 31, 1996
                                                               -----------------------------     ----------------------------------
Class A                                                           Shares         Amount              Shares            Amount
------------------------------------------------------------------------------------------------------------------------------------
Issued upon reinvestment of distribution
 from net realized gains ...............................            --          $      --                62,677        $    651,777
Shares repurchased .....................................         (50,023)          (528,933)         (2,630,477)        (28,093,497)
                                                               ---------        -----------          ----------        -------------
Net decrease ...........................................         (50,023)       $  (528,933)         (2,567,800)       $(27,441,720
                                                               =========        ===========          ==========        =============

Class C                                                           Shares         Amount              Shares            Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ............................................         204,673        $ 2,185,574           3,511,159        $ 37,399,443
Issued upon reinvestment of:
 Dividends from net investment income ..................          25,830            268,672              21,689             229,456
 Distributions from net realized gains .................         161,263          1,688,429               4,058              42,210
Shares repurchased .....................................        (177,833)        (1,878,287)           (632,775)         (6,691,735)
                                                               ---------        -----------          ----------        ------------
Net increase ...........................................         213,933        $ 2,264,388           2,904,131        $ 30,979,374
                                                               =========        ===========          ==========        ============


STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                  Class A
                                             -----------------------------------------------------------------------
                                              November 1, 1996                       Year ended October 31
                                             to March 27, 1997      ------------------------------------------------
                                                (Unaudited)**          1996**         1995**               1994***
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...         $ 11.03             $ 10.56         $  9.56       $  9.55
                                                 -------             -------         -------       -------
Net investment income* .................            0.21                0.42            0.47          0.20
Net realized and unrealized gain (loss) on
 investments, foreign currency and
 forward contracts .....................            0.08                0.66            1.00         (0.09)
                                                 -------             -------         -------       -------
  Total from investment operations .....            0.29                1.08            1.47          0.11
                                                 -------             -------         -------       -------
Dividends from net investment income ...           (0.19)              (0.36)          (0.47)        (0.10)
Distributions from net realized gains ..           (0.55)              (0.25)           --            --
                                                 -------             -------         -------       -------
  Total distributions ..................           (0.74)              (0.61)          (0.47)        (0.10)
                                                 -------             -------         -------       -------
Net asset value, end of period .........         $ 10.58             $ 11.03         $ 10.56       $  9.56
                                                 =======             =======         =======       =======
Total return ...........................            2.67%++            10.55%+         15.84%+        1.15%++
Net assets at end of period (000s) .....            --               $   552         $27,637       $25,014
Ratio of operating expenses to average
 net assets* ...........................            1.15%+++            1.15%           1.15%         1.15%+++
Ratio of net investment income to average
 net assets* ...........................            4.18%+++            4.35%           4.74%         4.48%+++
Portfolio turnover rate ................           42.51%             126.41%         132.50%        70.35%
Average commission rate@ ...............         $0.0339             $0.0436            --            --
*Reflects voluntary assumption of fees or
 expenses per share in each period
 (Note 3) ..............................         $  0.03             $  0.07         $  0.05       $  0.03

                                                                                  Class C
                                             ----------------------------------------------------------------------
                                             Six months ended                       Year ended October 31
                                              April 30, 1997       ------------------------------------------------
                                               (Unaudited)**          1996**         1995**         1994***
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...         $ 10.93             $ 10.56         $  9.56       $  9.55
                                                 -------             -------         -------       -------
Net investment income* .................            0.24                0.50            0.52          0.21
Net realized and unrealized gain (loss) on
 investments, foreign currency and
 forward contracts .....................            0.19                0.60            0.97         (0.09)
                                                 -------             -------         -------       -------
  Total from investment operations .....            0.43                1.10            1.49          0.12
                                                 -------             -------         -------       -------
Dividends from net investment income ...           (0.30)              (0.48)          (0.49)        (0.11)
Distributions from net realized gains ..           (0.55)              (0.25)           --            --
                                                 -------             -------         -------       -------
  Total distributions ..................           (0.85)              (0.73)          (0.49)        (0.11)
                                                 -------             -------         -------       -------
Net asset value, end of period .........         $ 10.51             $ 10.93         $ 10.56       $  9.56
                                                 =======             =======         =======       =======
Total return ...........................            4.06%++            10.82%+         16.11%+        1.25%++
Net assets at end of period (000s) .....         $34,188             $33,236         $ 1,433       $   100
Ratio of operating expenses to average
 net assets* ...........................            0.90%+++            0.90%           0.90%         0.90%+++
Ratio of net investment income to average
 net assets* ...........................            4.49%+++            4.50%           4.91%         4.73%+++
Portfolio turnover rate ................           42.51%             126.41%         132.50%        70.35%
Average commission rate@ ...............         $0.0339             $0.0436            --            --
*Reflects voluntary assumption of fees or
 expenses per share in each period
 (Note 3) ..............................         $  0.03             $  0.06         $  0.05       $  0.03

--------------------------------------------------------------------------------
+++ Annualized

  + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

 ++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.
    Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

  * Reflects voluntary assumption of fees or expenses per share in each period (Note 3).

 ** Per-share figures have been calculated using the average shares method.

*** May 16, 1994 (commencement of operations) to October 31, 1994.

@ For fiscal years beginning on or after November 1, 1995, the Fund is required to disclose its average commission rate per share paid for security trades.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF
STATE STREET RESEARCH FINANCIAL TRUST
--------------------------------------------------------------------------------

Fund Information


State Street Research
Strategic Portfolios: Conservative
One Financial Center
Boston, MA 02111


Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111


Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111


Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032


Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110


Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109


Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer


Peter C. Bennett
Vice President


John H. Kallis
Vice President


Thomas A. Shively
Vice President


Gerard P. Maus
Treasurer


Joseph W. Canavan
Assistant Treasurer


Douglas A. Romich
Assistant Treasurer


Francis J. McNamara, III
Secretary and General Counsel


Darman A. Wing
Assistant Secretary and
Assistant General Counsel


Amy L. Simmons
Assistant Secretary


Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company


Steve A. Garban
Retired; formerly Senior Vice
President for Finance and
Operations and Treasurer, The
Pennsylvania State University


Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.


Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs


Robert A. Lawrence
Associate, Saltonstall & Co.


Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company


Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company


Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.


Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts Institute of Technology


Jeptha H. Wade
Retired; formerly Of Counsel, Choate, Hall & Stewart

[back cover]

State Street Research Strategic Portfolios: Conservative       [indicia]
One Financial Center                                           Bulk Rate
Boston, MA 02111                                              U.S. Postage
                                                                  PAID
                                                              Randolph, MA
                                                             Permit No. 600







Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
         State Street Research
         Shareholder Services
         P.O. Box 8408
         Boston, MA 02266-8408

[State Street Research Logo]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  3987-970623(0798)SSR-LD                         SP-125E-697IBS

[front cover]



                             STATE STREET RESEARCH
                        STRATEGIC PORTFOLIOS: AGGRESSIVE


SEMIANNUAL REPORT
April 30, 1997


-----------------------------------
            WHAT'S INSIDE
-----------------------------------

Investment Update
The Fund, economy
and markets

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements


  [DALBAR box logo]
  DALBAR KEY HONORS
    COMMITMENT TO:
      INVESTORS
         1996

    For Excellence
          in
 Shareholder Service


                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

o Economic growth accelerated somewhat in the fourth quarter of 1996 and continued to advance into the first few months of 1997, exceeding expectations.

o Consumer spending and industrial output steadily advanced during the six months ended April 30, 1997. Wages continued to rise during the period, but consumer prices and inflation remained low.

o  The Federal Reserve raised interest rates by one-quarter percent in March.

The Markets

o The Fed's tightening had a predictable effect on both the stock and bond markets. The bond market anticipated and then reacted to the Fed's action by experiencing negative returns for the first quarter of 1997 for most sectors. The stock market, as measured by the Dow Jones Industrial Average, experienced a sizable correction then resumed its ascent, setting a new high.

o The S&P 500 was up +14.71% for the six-month period. Small stocks severely lagged the performance of larger stocks, as shown by the Russell 2000 Index, which gained only +1.61%. [1]

o Bond performance lost momentum late in the fourth quarter of 1996 and into the first part of 1997, but rallied in April. The Lehman Brothers Aggregate Bond Index gained +1.70% during the period. [1]


THE FUND

Over the past six months

o  For the six months ended April 30, 1997, Class C shares of Strategic
   Portfolios: Aggressive returned +4.62%. The Fund underperformed the average six-month return for the 214 fund classes in Lipper Analytical Services' Flexible Portfolio Funds category, which was +5.95%.

o The large-cap, value, and international stock components offered strong returns during the period, while small-cap stocks had disappointing performance.

o A soft bond market caused the portfolio's bonds to underperform most of its stocks.

Current strategy

o On April 30, 1997, the Fund held 72% of its assets in stocks, 20% in bonds, and 8% in cash.

o We are de-emphasizing small-cap growth stocks while emphasizing international stocks, believing foreign markets currently offer more attractive valuations relative to the U.S. market.

o We continue to maintain a lighter position in large-cap growth stocks. We see them as currently somewhat overvalued.

April 30, 1997


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1997, except where otherwise noted)
--------------------------------------------------------------------------------


SEC Average Annual Compound Rates of Return
for periods ended 3/31/97 [2,3]
================================================================================
                      Life of Fund
                     (since 5/16/94)                   1 Year
--------------------------------------------------------------------------------
Class C              +13.25%/+12.99%              +11.13%/+10.85%
================================================================================

Average Annual Compound Rates of Return
for periods ended 4/30/97 [2,3]
================================================================================
                      Life of Fund
                     (since 5/16/94)                  1 Year
--------------------------------------------------------------------------------
Class C              +13.57%/+13.31%              +10.09%/+9.81%
================================================================================

Performance results for the Fund are increased by the voluntary reduction of fund fees and expenses. The first figure reflects expense reduction; the second shows what results would have been without subsidization.

Asset Allocation
(by percentage of net assets)


[PIE CHART]

Stocks              72%
Bonds               20%
Cash                 8%


[1] The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Russell 2000 Index is a commonly used measure of small-company stock performance. The Lehman Brothers Aggregate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take transaction charges into account. Direct investment in the indices is not possible; results are for illustrative purposes only.

[2] All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.

[3] "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
EQUITY SECURITIES 71.9%
Basic Industries 12.7%
Chemical 3.1%
Agrium Inc.* .........................................    29,300   $   377,238
Cabot Corp. ..........................................    18,000       396,000
 Cambrex Corp. ........................................    5,550       188,006
Ciba Specialty Chemicals AG ..........................       300        25,846
Monsanto Co. .........................................     7,300       312,075
Nippon Chemical Industrial Co. Ltd.* .................     3,000        16,780
OM Group Inc.* .......................................     3,000        83,625
Thiokol Corp. ........................................     8,900       580,725
                                                                   -----------
                                                                     1,980,295
                                                                   -----------
Diversified 1.7%
Hoya Corp.* ..........................................    20,000       917,005
Tenma Corp.* .........................................    12,000       189,073
                                                                   -----------
                                                                     1,106,078
                                                                   -----------
Electrical Equipment 1.4%
Asia Pacific Wire & Cable Corp.* .....................    14,700       174,563
General Electric Co. .................................     3,500       388,062
Matsushita Electric Works* ...........................    28,000       284,555
Watsco Inc.* .........................................     2,600        64,675
                                                                   -----------
                                                                       911,855
                                                                   -----------
Forest Product 0.6%
Aracruz Celulose SA ADR ..............................    10,000       188,750
Stone Container Corp. ................................    20,300       205,538
                                                                   -----------
                                                                       394,288
                                                                   -----------
Machinery 2.1%
Amada Co.* ...........................................    72,000       538,291
NSK Ltd.* ............................................     5,000        30,173
Sundstrand Corp. .....................................     9,700       472,875
US Filter Corp.* .....................................     9,400       285,525
                                                                   -----------
                                                                     1,326,864
                                                                   -----------
Metal & Mining 3.1%
Alumax Inc.* .........................................    12,000       438,000
Aluminum Company of America ..........................     5,300       370,337
Kennametal Inc. ......................................     9,900       356,400
RTZ Corp.* ...........................................    17,653       280,388
SGL Carbon AG* .......................................     3,000       418,351
Wyman-Gordon Co.* ....................................     6,400       134,400
                                                                   -----------
                                                                     1,997,876
                                                                   -----------
Railroad 0.7%
Canadian National Railway Co. ........................    12,000       462,000
                                                                   -----------
Total Basic Industries ..........................................    8,179,256
                                                                   -----------

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Consumer Cyclical 9.4%
Airline 0.3%
America West Holding Corp. Cl. B* ....................    11,000    $  169,125
UNC Inc.* ............................................     4,000        55,500
                                                                   -----------
                                                                       224,625
                                                                   -----------
Automotive 1.8%
Exide Corp. ..........................................    24,800       399,900
Lear Corp.* ..........................................     8,700       311,025
NGK Spark Plug Co.* ..................................    46,000       460,236
                                                                   -----------
                                                                     1,171,161
                                                                   -----------
Building 1.0%
Lafarge Corp. ........................................    17,500       424,375
Shenzhen Expressway Co. Ltd.* ........................   570,000       187,633
                                                                   -----------
                                                                       612,008
                                                                   -----------
Hotel & Restaurant 1.7%
Fine Host Corp.* .....................................     7,100       179,275
Harrah's Entertainment Inc.* .........................    30,200       483,200
Mirage Resorts Inc.* .................................    18,400       370,300
Motels of America Inc.*+ .............................       175         2,100
Primadonna Resorts Inc.* .............................     3,500        65,625
                                                                   -----------
                                                                     1,100,500
                                                                   -----------
Recreation 0.8%
Amer Group Ltd. Cl. A* ...............................    17,700       302,919
American Radio Systems Corp. Cl. A* ..................     3,000        87,750
Evergreen Media Corp. Cl. A ..........................     2,800        90,650
                                                                   -----------
                                                                       481,319
                                                                   -----------
Retail Trade 3.5%
Carson Pirie Scott & Co.* ............................     3,400       101,150
Dominick's Supermarkets Inc.* ........................     6,500       133,250
Filene's Basement Corp.* .............................     8,300        48,763
Genesco Inc.* ........................................     4,700        54,637
Global DirectMail Corp.* .............................     8,800       155,100
Gucci Group NV* ......................................     3,800       263,625
Kroger Co.* ..........................................    24,600       676,500
Rite-Aid Corp. .......................................     6,100       280,600
Sears, Roebuck & Co. .................................     7,800       374,400
Stride Rite Corp. ....................................     4,500        61,875
Sunglass Hut International Inc.* .....................    15,000       108,750
                                                                   -----------
                                                                     2,258,650
                                                                   -----------
Textile & Apparel 0.3%
Kenneth Cole Productions Inc. Cl. A* .................     7,200       119,700
Samsonite Corp.* .....................................     2,100        87,150
                                                                   -----------
                                                                       206,850
                                                                   -----------
Total Consumer Cyclical .........................................    6,055,113
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Consumer Staple 18.6%
Business Service 2.7%
ADT Ltd.* ............................................    24,800    $   678,900
Allwaste Inc.* .......................................     7,700         68,337
Greenwich Air Services Inc.* .........................     9,800        269,500
HBO & Co. ............................................     3,000        160,500
Philip Environmental Inc.* ...........................    14,000        220,500
Republic Industries Inc.* ............................    10,500        260,531
Shared Medical Systems Corp. .........................     1,500         63,188
                                                                    -----------
                                                                      1,721,456
                                                                    -----------
Drug 3.3%
Amgen Inc.* ..........................................     6,400        376,800
Axogen Ltd. ADR* .....................................    12,000        306,000
Biora AB* ............................................    21,400        201,869
BioVail Corp.* .......................................    10,400        260,000
Novartis AG* .........................................       300        395,224
Pfizer Inc. ..........................................     6,000        576,000
                                                                    -----------
                                                                      2,115,893
                                                                    -----------
Food & Beverage 2.9%
Anheuser-Busch Companies, Inc. .......................     9,400        403,025
Coca-Cola Co. ........................................     9,000        572,625
Coca-Cola Enterprises Inc. ...........................     7,000        422,625
Whitman Corp. ........................................    19,800        457,875
                                                                    -----------
                                                                      1,856,150
                                                                    -----------
Hospital Supply 6.1%
Baxter International Inc. ............................    18,300        876,113
Genesis Health Ventures Inc.* ........................     2,600         77,675
Healthdyne Technologies Inc.* ........................    15,900        234,525
Johnson & Johnson ....................................    10,200        624,750
Karrington Health Inc.* ..............................     9,600        105,600
Medtronic Inc. .......................................     5,900        408,575
National Surgery Centers Inc.* .......................     1,000         30,000
PacifiCare Health Systems, Inc. Cl. A* ...............     4,300        330,025
Rural/Metro Corp.* ...................................     7,000        201,250
Tenet Healthcare Corp. ...............................    16,300        423,800
Terumo Corp. .........................................    18,000        273,683
Total Renal Care Holdings Inc.* ......................     7,400        237,725
Xomed Surgical Products Inc.* ........................     6,100         95,313
                                                                    -----------
                                                                      3,919,034
                                                                    -----------
Personal Care 0.8%
Avon Products Inc. ...................................     6,000        369,750
Wesley Jessen Visioncare Inc.* .......................    11,400        156,750
                                                                    -----------
                                                                        526,500
                                                                    -----------

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Printing & Publishing 1.7%
A.H. Belo Corp. Cl. A ................................     3,359    $   120,924
Hollinger International, Inc. Cl. A* .................    51,000        510,000
Valassis Communications Inc. .........................    18,800        460,600
                                                                    -----------
                                                                      1,091,524
                                                                    -----------
Tobacco 1.1%
Imperial Tobacco Group PLC* ..........................    62,100        405,613
Philip Morris Companies, Inc. ........................     7,500        295,312
                                                                    -----------
                                                                        700,925
                                                                    -----------
Total Consumer Staple ...........................................    11,931,482
                                                                    -----------
Energy 7.2%
Oil 6.1%
Abacan Resource Corp.* ...............................    27,900        179,606
Arakis Energy Corp.* .................................    29,600        111,000
Burlington Resources Inc. ............................     9,100        385,612
ENI SPA ADR ..........................................     5,300        270,300
KCS Energy Inc. ......................................     7,300        237,250
Nuevo Energy Co.* ....................................     3,500        120,313
Oryx Energy Co. ......................................    27,900        558,000
Royal Dutch Petroleum Co. ............................     1,000        180,250
Seagull Energy Corp.* ................................    31,624        541,561
Tosco Corp. ..........................................    17,600        521,400
Total SA Cl. B* ......................................     4,610        382,291
Woodside Petroleum Ltd. ADR* .........................    51,300        408,064
                                                                    -----------
                                                                      3,895,647
                                                                    -----------
Oil Service 1.1%
Dreco Energy Services Ltd. Cl. A* ....................     4,100        130,175
Ensco International Inc.* ............................     7,700        365,750
Schlumberger Ltd. ....................................     1,800        199,350
                                                                    -----------
                                                                        695,275
                                                                    -----------
Total Energy ....................................................     4,590,922
                                                                    -----------
Finance 9.6%
Bank 4.1%
BankAmerica Corp. ....................................     4,200        490,875
Citicorp .............................................     4,800        540,600
Commercial Federal Corp. .............................     1,200         40,200
Fleet Financial Group Inc. ...........................     9,900        603,900
Glendale Federal Bank FSB ............................     5,300        131,837
Mellon Bank Corp. ....................................     7,500        623,437
NationsBank Corp. ....................................     1,500         90,563
Sovereign Bancorp Inc.* ..............................     7,720         94,570
                                                                    -----------
                                                                      2,615,982
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Financial Service 1.6%
Beacon Properties Corp. ..............................     2,500    $    77,188
CMAC Investment Corp. ................................     2,600         98,800
CRIIMI MAE Inc.* .....................................     3,200         50,000
Essex Property Trust, Inc.* ..........................     2,800         81,900
Federal Home Loan Mortgage Corp. .....................    14,500        462,187
First Industrial Realty Trust Inc. ...................     2,800         82,600
Homeside Inc.* .......................................     8,800        140,800
                                                                    -----------
                                                                        993,475
                                                                    -----------
Insurance 3.9%
Ace Ltd. .............................................     9,700        582,000
AMBAC Inc. ...........................................     4,600        297,850
Capital Re Corp.* ....................................     1,300         51,513
HCC Insurance Holdings Inc.* .........................     4,000        100,500
Mid Ocean Ltd. .......................................     9,500        435,812
Mutual Risk Management Ltd. ..........................     3,066        112,676
Penncorp Financial Group Inc.* .......................     4,700        161,562
Saint Paul Companies, Inc. ...........................     5,800        388,600
Travelers Property Casualty Corp. Cl. A ..............    11,500        388,125
                                                                    -----------
                                                                      2,518,638
                                                                    -----------
Total Finance ...................................................     6,128,095
                                                                    -----------
Science & Technology 12.9%
Aerospace 0.6%
Boeing Co. ...........................................     3,077        303,469
First Aviation Services Inc.* ........................    11,800        100,300
                                                                    -----------
                                                                        403,769
                                                                    -----------
Computer Software & Service 4.3%
Boston Technology Inc.* ..............................     4,900         98,000
Check Point Software Technologies Ltd.* ..............     5,000        118,125
Cisco Systems Inc.* ..................................     7,000        362,250
Claremont Technology Group Inc. ......................     3,800         51,300
Complete Business Solutions Inc.* ....................     3,700         37,925
Etec Systems Inc.* ...................................     1,600         46,600
Manugistics Group Inc.* ..............................     1,900        102,125
Mastech Corp.* .......................................     5,500         63,250
Microsoft Corp.* .....................................     4,900        595,350
National Processing, Inc.* ...........................    13,700         95,900
Sema Group PLC* ......................................     9,300        181,064
TriTeal Corp.* .......................................     5,900         45,725
TT Tieto Oy Cl. B* ...................................     1,000         75,956
Veritas Software Co.* ................................     3,700        124,412
Wang Laboratories Inc.* ..............................    10,800        187,650
Western Digital Corp.* ...............................     5,000        308,125
Wind River Systems Inc.* .............................     4,900        112,700
WM-Data AB Cl. B* ....................................     1,000         72,660
Xylan Corp.* .........................................     4,200         62,475
                                                                    -----------
                                                                      2,741,592
                                                                    -----------

--------------------------------------------------------------------------------
                                                                      Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Electronic Components 3.6%
ABB AG* ..............................................       165    $   199,800
Hitachi Ltd.* ........................................    32,000        289,912
Intel Corp.* .........................................     2,500        382,813
Lernout & Hauspie Speech Products
  NV ADR*  ...........................................     9,300        202,275
Microtouch Systems Inc.* .............................     5,600        119,700
Remec Inc.* ..........................................     6,900        158,700
Rohm Co. .............................................    10,000        775,200
SBS Technologies Inc.* ...............................     6,000         90,000
Zebra Technologies Corp. Cl. A* ......................     3,700         85,100
                                                                    -----------
                                                                      2,303,500
                                                                    -----------
Electronic Equipment 3.6%
Berg Electronics Corp.* ..............................     3,800        114,000
Chicago Miniature Lamp, Inc.* ........................     7,100        165,963
Integrated Process Equipment Corp. ...................     4,000         54,500
L.M. Ericsson Telephone Co. ADR Cl. B* ...............    13,130        441,496
L.M. Ericsson Telephone Co. Cl. B* ...................    21,920        692,972
Lucent Technologies Inc.* ............................     5,200        307,450
Motorola Inc. ........................................     5,300        303,425
Network Equipment Technologies, Inc.* ................     7,700        109,725
Spectrian Corp. ......................................     5,100         67,575
Telco Systems Inc.* ..................................     5,600         72,800
                                                                    -----------
                                                                      2,329,906
                                                                    -----------
Office Equipment 0.8%
Hewlett-Packard Co. ..................................     3,200        168,000
International Business Machines Corp. ................     2,100        337,575
                                                                    -----------
                                                                        505,575
                                                                    -----------
Total Science & Technology .....................................      8,284,342
                                                                    -----------
Utility 1.5%
Electric 1.1%
Edison International .................................    15,500        325,500
OGE Energy Corp. .....................................     9,000        373,500
                                                                    -----------
                                                                        699,000
                                                                    -----------
Natural Gas 0.2%
TransTexas Gas Corp.* ................................     7,900        110,600
                                                                    -----------
Telephone 0.2%
Allen Telecom Inc. ...................................     8,600        148,350
Clearnet Communications Inc. Wts.* ...................       990          3,465
                                                                    -----------
                                                                        151,815
                                                                    -----------
Total Utility ..................................................        961,415
                                                                    -----------
Total Equity Securities (Cost $40,311,137) .....................     46,130,625
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           Principal     Maturity        Value
                                            Amount         Date       (Note 1)
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES 19.7%
U.S. Treasury 7.0%
U.S. Treasury Bond, 12.00% ..............  $  225,000    8/15/2013   $  313,524
U.S. Treasury Bond, 9.875% ..............     100,000   11/15/2015      129,406
U.S. Treasury Bond, 8.125% ..............     550,000    8/15/2021      617,545
U.S. Treasury Bond, 6.25% ...............     175,000    8/15/2023      158,512
U.S. Treasury Note, 6.75% ...............     275,000    5/31/1999      277,362
U.S. Treasury Note, 7.125% ..............      50,000    9/30/1999       50,852
U.S. Treasury Note, 6.625% ..............     125,000    7/31/2001      125,351
U.S. Treasury Note, 6.25% ...............   1,350,000    2/28/2002    1,331,856
U.S. Treasury Note, 7.875% ..............   1,025,000   11/15/2004    1,095,151
U.S. Treasury Note, 6.50% ...............     300,000    8/15/2005      295,548
U.S. Treasury Note Inflation
  Indexed, 3.375% .......................      75,543    1/15/2007       74,339
                                                                    -----------
                                                                      4,469,446
                                                                    -----------
U.S. Agency Mortgage 2.0%
Federal Home Loan Mortgage
  Corp. Gold, 7.00% .....................     174,211   12/01/2024      170,291
Federal Home Loan Mortgage
  Corp. Gold, 7.50% .....................     145,453    1/01/2025      145,179
Federal Home Loan Mortgage
  Corp. Gold, 7.50% .....................      31,114   11/01/2025       30,998
Federal Home Loan Mortgage
  Corp. Series 29-H PAC, 6.50% ..........      50,000    3/25/2023       47,719
Government National Mortgage
  Association, 6.50% ....................      43,192    2/15/2009       42,253
Government National Mortgage
  Association, 6.50% ....................     104,564    7/15/2009      102,293
Government National Mortgage
  Association TBA, 7.50% ................     100,000    5/15/2012      101,094
Government National Mortgage
  Association, 8.00% ....................     216,487   12/15/2022      220,881
Government National Mortgage
  Association, 7.00% ....................      24,658    1/15/2025       24,010
Government National Mortgage
  Association, 8.00% ....................     160,981    5/15/2025      163,372
Government National Mortgage
  Association, 7.50% ....................     117,398   11/15/2025      116,518
Government National Mortgage
  Association, 7.50% ....................      73,780    4/15/2026       73,134
Government National Mortgage
  Association, 8.00% ....................      48,625    9/15/2026       49,278
                                                                    -----------
                                                                      1,287,020
                                                                    -----------

--------------------------------------------------------------------------------
                                           Principal     Maturity        Value
                                            Amount         Date       (Note 1)
--------------------------------------------------------------------------------
Canadian-Yankee 1.1%
Government National Mortgage
 Association, 6.50% .....................  $  122,612   11/15/2010  $   119,470
Government National Mortgage
 Association, 7.00% .....................     220,483   12/15/2025      213,523
Usinor Sacilor Note ADR, 7.25% ..........     350,000    8/01/2006      342,804
                                                                    -----------
                                                                        675,797
                                                                    -----------
Trust Certificates 0.2%
Cooperative Utility Trust
 Certificates, 10.70% ...................      75,000    9/15/2017       80,169
Deseret Generation Cooperative
 Trust Certificates, 10.11% .............      75,000   12/15/2017       80,264
                                                                    -----------
                                                                        160,433
                                                                    -----------
Foreign Government 1.7%
                                    Australian Dollar
 Government of Australia, 10.00% ........     725,000    2/15/2006      643,567
                                      Canadian Dollar
 Government of Canada, 0.00% ............     200,000   10/16/1997      141,234
                               European Currency Unit
 Government of France, 8.00% ............     225,000    4/25/2003      284,294
                                                                    -----------
                                                                      1,069,095
                                                                    -----------
Finance/Mortgage 3.3%
Bank of New York Institutional
Capital Trust, 7.78%+ ...................  $  350,000   12/01/2026      332,073
BankAmerica Institutional
 Capital Series B, 7.70% + ..............     325,000   12/31/2026      307,164
Capital One Bank Sr. Note, 7.08% ........     325,000   10/30/2001      323,310
CWMBS Inc. Series 94-3 A-7, 6.75% .......     325,000    3/25/2024      308,951
DeBartolo Capital Partnership
 A-2, 7.48%+ ............................     325,000    5/01/2004      331,500
Discover Credit Card Trust
 Series 1993 A, 6.25% ...................      75,000    8/16/2000       74,929
Ford Credit Auto Loan Master
 Trust Series 95-1, 6.50% ...............     125,000    8/15/2002      124,179
GE Global Insurance Holding
 Corp. Note, 7.00% ......................     100,000    2/15/2026       92,669
Household Affinity Credit Card
 Master Trust Series 1994-1A,
 5.572% .................................      50,000    3/15/1997       50,063
Sears Credit Trust Series
 1995-2A, 8.10% .........................     200,000    6/15/2004      205,812
                                                                    -----------
                                                                      2,150,650
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                           Principal     Maturity        Value
                                            Amount         Date       (Note 1)
--------------------------------------------------------------------------------
Corporate 4.4%
Chevron Corp. Profit Sharing
 Note, 8.11% ............................  $   75,000   12/01/2004  $    78,078
Clearnet Communications Inc.
 Sr. Disc. Note, 0.00% to
 12/14/2000, 14.75% from
 12/15/2000 to maturity .................     150,000   12/15/2005       91,500
Coleman Worlwide Corp. Sr.
 Sec. Liquid Yield Option
 Note, 0.00% ............................   1,000,000    5/27/2013      307,500
Edison Mission Energy Funding
 Corp. Series A Note, 6.77%+ ............     331,652    9/15/2003      328,193
Empire Gas Corp. Sr. Sec. Note,
 7.00% to 7/14/99, 12.875%
 from 7/15/99 to maturity ...............     250,000    7/15/2004      217,500
Envirosource Inc. Sr. Note, 9.75% .......     500,000    6/15/2003      487,500
La Petite Holdings Corp. Sr.
 Sec. Notes, 9.625% .....................     250,000    8/01/2001      242,500
Norcal Waste Systems Inc. Sr.
 Note, 13.00% to 5/14/97,
 13.25% from 5/15/97 to
 11/14/97, 13.50% from
 11/15/97 to maturity ...................     250,000    5/16/1997      277,500
Packaging Resources Inc. Sr.
 Sec. Note, 11.625% .....................     250,000    5/01/2003      257,500
Rose Hills Acquisition Corp. Sr.
 Note, 9.50%+ ...........................     250,000   11/15/2004      254,375

--------------------------------------------------------------------------------
                                           Principal     Maturity        Value
                                            Amount         Date       (Note 1)
--------------------------------------------------------------------------------
Corporate (cont'd)
Spanish Broadcasting Systems
 Inc. Sr. Note, 7.50% ...................  $  250,000    6/15/1997  $   267,500
                                                                    -----------
                                                                      2,809,646
                                                                    -----------
Total Fixed Income Securities (Cost $12,653) ....................    12,622,087
                                                                    -----------
SHORT-TERM OBLIGATIONS 7.6%
Chevron Oil Finance Co., 5.47% ..........   3,000,000    5/01/1997    3,000,000
Deere & Co., 5.49% ......................   1,867,000    5/06/1997    1,867,000
                                                                    -----------
Total Short-Term Obligations (Cost $4,867,000) ..................     4,867,000
                                                                    -----------
Total Investments (Cost $57,831,836)--99.2% .....................    63,619,712
Cash and Other Assets, Less Liabilities--0.8% ...................       521,020
                                                                    -----------
Net Assets--100.0% ..............................................   $64,140,732
                                                                    ===========
Federal Income Tax Information:
At April 30, 1997, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $57,934,702 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost ................................................    $ 7,778,686
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value ...................................................     (2,093,676)
                                                                    -----------
                                                                    $ 5,685,010
                                                                    ===========

--------------------------------------------------------------------------------

ADR stands for American Depositary Receipt, representing ownership of foreign securities.
*   Nonincome-producing securities.
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.
  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at April 30, 1997 were $1,594,961 and $1,555,405 (2.42% of net assets), respectively.

Forward currency exchange contracts outstanding at April 30, 1997, are as follows:

                                                                                     Unrealized
                                                                       Contract     Appreciation       Delivery
                                                     Total Value        Price      (Depreciation)        Date
---------------------------------------------------------------------------------------------------------------
Sell Australian dollars, Buy U.S. dollars          474,300   AUD    .77900   AUD        $   (225)       7/24/97
Buy Australian dollars, Sell U.S. dollars           20,000   AUD    .77567   AUD              81        5/14/97
Sell Australian dollars, Buy U.S. dollars           20,000   AUD    .75556   AUD            (483)       5/14/97
Sell Australian dollars, Buy U.S. dollars          300,000   AUD    .77920   AUD             (82)       7/24/97
Sell British pounds, Buy U.S. dollars              375,000   GBP   1.62070   GBP             296        5/30/97
Sell Canadian dollars, Buy U.S. dollars            155,000   CAD    .74247   CAD           4,018        5/14/97
Buy Canadian dollars, Sell U.S. dollars            155,000   CAD    .74228   CAD          (3,988)       5/14/97
Buy Danish krone, Sell U.S. dollars                369,200   DKK    .15553   DKK          (1,355)       5/14/97
Sell Danish krone, Buy U.S. dollars                369,200   DKK    .15680   DKK           1,823        5/14/97
Sell European currency units, Buy U.S. dollars     251,000   XEU   1.16180   XEU           8,426        5/14/97
                                                                                        --------
                                                                                        $  8,511
                                                                                        ========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1997 (Unaudited)

Assets
Investments, at value (Cost $57,831,836) (Note 1) .............     $63,619,712
Cash ..........................................................          80,642
Receivable for securities sold ................................         493,831
Interest and dividends receivable .............................         284,329
Receivable from Distributor (Note 3) ..........................          21,266
Receivable for open forward contracts .........................          14,644
Receivable for fund shares sold ...............................             522
Deferred organization costs and other assets (Note 1) .........          71,098
                                                                    -----------
                                                                     64,586,044
Liabilities
Payable for securities purchased ..............................         258,469
Accrued transfer agent and shareholder services
(Note 2) ......................................................          40,553
Accrued management fee (Note 2) ...............................          38,548
Payable for fund shares redeemed ..............................          11,845
Accrued trustees' fees (Note 2) ...............................           5,209
Payable for open forward contracts ............................           6,133
Other accrued expenses ........................................          84,555
                                                                    -----------
                                                                        445,312
                                                                    -----------
Net Assets ....................................................     $64,140,732
                                                                    ===========
Net Assets consist of:
Undistributed net investment income ...........................     $   266,953
Unrealized appreciation of investments ........................       5,787,876
Unrealized appreciation of forward contracts and
foreign currency ..............................................           5,196
Accumulated net realized gain .................................       3,984,019
Shares of beneficial interest .................................      54,096,688
                                                                    -----------
                                                                    $64,140,732
                                                                    ===========
Net Asset Value, offering price and redemption price
  per share of Class C shares ($64,140,732 [divided by]
  5,662,158 shares of beneficial interest) ....................          $11.33
                                                                         ======

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended April 30, 1997 (Unaudited)

Investment Income
Interest, net of foreign taxes of $764 ........................     $   709,185
Dividends, net of foreign taxes of $6,343 .....................         265,054
                                                                    -----------
                                                                        974,239
Expenses
Management fee (Note 2) .......................................         239,709
Custodian fee .................................................          83,998
Transfer agent and shareholder services (Note 2) ..............          51,039
Audit fee .....................................................          14,385
Reports to shareholders .......................................          13,611
Trustees' fees (Note 2) .......................................           7,356
Registration fees .............................................           6,646
Legal fees ....................................................           4,048
Amortization of organization costs (Note 1) ...................           3,711
Service fee-Class A (Note 5) ..................................             266
Miscellaneous .................................................           4,486
                                                                    -----------
                                                                        429,255
Expenses borne by the Distributor (Note 3) ....................         (77,502)
                                                                    -----------
                                                                        351,753
                                                                    -----------
Net investment income .........................................         622,486
                                                                    -----------
Realized and Unrealized Gain (Loss) on
Investments, Foreign Currency and Forward Contracts
Net realized gain on investments (Notes 1 and 4) ..............       4,147,285
Net realized loss on forward contracts and foreign
  currency (Note 1) ...........................................         (45,661)
                                                                    -----------
Total net realized gain .......................................       4,101,624
                                                                    -----------
Net unrealized depreciation of investments ....................      (1,873,118)
Net unrealized appreciation of forward contracts and
  foreign currency ............................................          13,940
                                                                    -----------
Total net unrealized depreciation .............................      (1,859,178)
                                                                    -----------
Net gain on investments, foreign currency and
  forward contracts ...........................................       2,242,446
                                                                    -----------
Net increase in net assets resulting from operations ..........     $ 2,864,932
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               Six months ended
                                                April 30, 1997     Year ended
                                                  (Unaudited)   October 31, 1996
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
Operations:
Net investment income ............................ $   622,486      $ 1,192,012
Net realized gain on investments, foreign
   currency and forward contracts ................   4,101,624        7,998,701
Net unrealized appreciation (depreciation)
  of investments, foreign currency and
  forward contracts ..............................  (1,859,178)       1,718,152
                                                   -----------      -----------
Net increase resulting from operations ...........   2,864,932       10,908,865
                                                   -----------      -----------
Dividends from net investment
  income:
  Class A ........................................      (7,266)        (365,226)
  Class C ........................................    (954,300)        (910,584)
                                                   -----------      -----------
                                                      (961,566)      (1,275,810)
                                                   -----------      -----------
Distributions from net realized gains:
  Class A ........................................     (80,854)        (850,522)
  Class C ........................................  (7,708,753)        (463,669)
                                                   -----------      -----------
                                                    (7,789,607)      (1,314,191)
                                                   -----------      -----------
Net increase (decrease) from fund
  share transactions (Note 6) ....................   6,132,274       (4,788,166)
                                                   -----------      -----------
Total increase in net assets .....................     246,033        3,530,698

Net Assets
Beginning of period ..............................  63,894,699       60,364,001
                                                   -----------      -----------
End of period (including
  undistributed net investment
  income of $266,953 and $606,033,
  respectively) .................................. $64,140,732      $63,894,699
                                                   ===========      ===========
*Net realized gain for Federal
  income tax purposes (Note 1) ................... $ 4,071,384      $ 7,791,106
                                                   ===========      ===========

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1997

Note 1

State Street Research Strategic Portfolios: Aggressive (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in May, 1994. The Trust consists presently of four separate funds: State Street Research Strategic
Portfolios: Aggressive, State Street Research Government Income Fund, State Street Research Strategic Portfolios: Moderate and State Street Research Strategic Portfolios: Conservative.

The investment objective of the Fund is to provide high total return from, primarily, growth of capital and secondarily, current income, consistent with reasonable investment risk.

The Fund is authorized to issue four classes of shares. Only Class C shares are presently available for purchase. Class A, Class B and Class D shares are not being offered at this time. Effective March 27, 1997, the Fund discontinued offering Class A shares. Class A shares were subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares will be subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Net Investment Income

Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends

Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. Forward Contracts and Foreign Currencies

The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 1997, the fees pursuant to such agreement amounted to $239,709.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1997, the amount of such expenses was $45,449.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,356 during the six months ended April 30, 1997.


Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $77,502.


Note 4

For the six months ended April 30, 1997, purchases and sales of securities, exclusive of short-term obligations, aggregated $39,631,685 and $40,603,329 (including $7,676,589 and $6,850,934 of U.S. Government securities), respectively.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the period November 1, 1996 to March 27, 1997, fees pursuant to such plan amounted to $266 for Class A shares.


Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 1997, Metropolitan owned 3,605,965 Class C shares of the Fund.

Share transactions were as follows:

                                                     Six months ended
                                                      April 30, 1997                   Year ended
                                                       (Unaudited)                  October 31, 1996
                                                  ------------------------     ---------------------------
Class A                                            Shares         Amount         Shares           Amount
----------------------------------------------------------------------------------------------------------
Shares sold ..................................       8,328     $   101,499             --       $       --
Issued upon reinvestment of:
 Dividend from net investment income .........          54             615             --               --
 Distributions from net realized gains .......         606           6,845         78,245          850,522
Shares repurchased ...........................     (59,010)       (669,014)    (3,647,468)     (42,310,619)
                                                  --------     -----------     ----------     ------------
Net decrease .................................     (50,022)    $  (560,055)    (3,569,223)    $(41,460,097)
                                                  ========     ===========     ==========     ============

Class C                                            Shares         Amount         Shares           Amount
----------------------------------------------------------------------------------------------------------
Shares sold ..................................     529,047     $ 6,267,000      5,031,860     $ 58,556,573
Issued upon reinvestment of:
 Dividends from net investment income ........      27,067         304,149         14,250          168,031
 Distributions from net realized gains .......     683,399       7,708,745         42,616          463,669
Shares repurchased ...........................    (667,157)     (7,587,565)    (1,901,217)     (22,516,342)
                                                  --------     -----------     ----------     ------------
Net increase .................................     572,356     $ 6,692,329      3,187,509     $ 36,671,931
                                                  ========     ===========     ==========     ============

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                     Class A
                                      --------------------------------------------------------------------
                                          November 1, 1996                 Year ended October 31
                                         to March 27, 1997      ------------------------------------------
                                           (Unaudited)**           1996**         1995**        1994***
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                      $12.45                $10.93       $ 9.74           $9.55
                                           ----------           -----------   ----------    ------------
Net investment income*                         0.10                  0.14         0.20            0.09
Net realized and unrealized gain on
 investments, foreign currency
 and forward contracts                         0.41                  1.79         1.19            0.14
                                           ----------           -----------   ----------    ------------
  Total from investment operations             0.51                  1.93         1.39            0.23
                                           ----------           -----------   ----------    ------------
 Dividends from net investment
  income                                      (0.13)                (0.17)       (0.20)          (0.04)
 Distributions from net realized
  gains                                       (1.48)                (0.24)          --              --
                                           ----------           -----------   ----------    ------------
  Total distributions                         (1.61)                (0.41)       (0.20)          (0.04)
                                           ----------           -----------   ----------    ------------
Net asset value, end of period               $11.35                $12.45       $10.93           $9.74
                                           ==========           ===========   ==========    ============
Total return                                   4.18%++              18.05%+      14.49%+          2.41%++
Net assets at end of period (000s)               --                  $623      $39,555         $50,999
Ratio of operating expenses to
 average net assets*                           1.35%+++              1.35%        1.35%           1.35%+++
Ratio of net investment income to
 average net assets*                           1.69%+++              1.43%        1.98%           2.01%+++
Portfolio turnover rate                       67.70%               145.59%      127.44%          37.75%
Average commission rate@                    $0.0273               $0.0251           --              --
*Reflects voluntary assumption of
 fees or expenses per share in
 each period (Note 3)                       $  0.02               $  0.01      $  0.02         $  0.01




                                                                     Class C
                                      ------------------------------------------------------------------
                                        Six months ended                  Year ended October 31
                                         April 30, 1997         ----------------------------------------
                                           (Unaudited)**           1996**         1995**        1994***
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                                      $12.43                $10.94        $ 9.74        $9.55
                                           ----------           -----------   ----------    ------------
Net investment income*                         0.11                  0.22          0.22         0.10
Net realized and unrealized gain on
 investments, foreign currency
 and forward contracts                         0.45                   1.74         1.20         0.14
                                           ----------           -----------   ----------    ------------
  Total from investment operations             0.56                   1.96         1.42         0.24
                                           ----------           -----------   ----------    ------------
 Dividends from net investment
  income                                      (0.18)                 (0.23)       (0.22)       (0.05)
 Distributions from net realized
  gains                                       (1.48)                 (0.24)          --           --
                                           ----------           -----------   ----------    ------------
  Total distributions                         (1.66)                 (0.47)       (0.22)       (0.05)
                                           ----------           -----------   ----------    ------------
Net asset value, end of period                $11.33                $12.43       $10.94        $9.74
                                              ======                ======       ======        =====
Total return                                    4.62%++              18.37%+      14.85%+       2.50%++
Net assets at end of period (000s)           $64,141               $63,272      $20,809         $102
Ratio of operating expenses to
 average net assets*                            1.10%+++              1.10%        1.10%        1.10%+++
Ratio of net investment income to
 average net assets*                            1.95%+++              1.78%        2.13%        2.26%+++
Portfolio turnover rate                        67.70%               145.59%      127.44%       37.75%
Average commission rate@                     $0.0273               $0.0251           --           --
*Reflects voluntary assumption of
 fees or expenses per share in
 each period (Note 3)                         $ 0.01                $ 0.03       $ 0.02        $0.01

--------------------------------------------------------------------------------
+++ Annualized

+ Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

**  Per-share figures have been calculated using the average shares method.

*** May 16, 1994 (commencement of operations) to October 31, 1994

@ For fiscal years beginning on or after November 1, 1995, the Fund is required to disclose its average commission rate per share paid for security trades.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF
STATE STREET RESEARCH FINANCIAL TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Strategic Portfolios: Aggressive
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

John H. Kallis
Vice President

Thomas A. Shively
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary


Trustees

Ralph F. Verni
Chairman of the Board, President, Chief Executive Officer and Director, State Street Research & Management Company

Steve A. Garban
Retired; formerly Senior Vice President for Finance and Operations and Treasurer, The Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the Board and Chief Financial Officer, St. Regis Corp.

Edward M. Lamont
Formerly in banking (Morgan Guaranty Trust Company of New York); presently engaged in private investments and civic affairs

Robert A. Lawrence
Associate, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive Vice President, Chief Operating Officer and Director, Hewlett-Packard Company


Thomas L. Phillips
Retired; formerly Chairman of the Board and Chief Executive Officer, Raytheon Company

Toby Rosenblatt
President, The Glen Ellen Company Vice President, Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management, Sloan School of Management, Massachusetts Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel, Choate, Hall & Stewart

                                  [BLANK PAGE]

                                  [BLANK PAGE]

[back cover]

State Street Research Strategic Portfolios: Aggressive         [indicia]
One Financial Center                                           Bulk Rate
Boston, MA 02111                                              U.S. Postage
                                                                  PAID
                                                              Randolph, MA
                                                             Permit No. 600





Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
         State Street Research
         Shareholder Services
         P.O. Box 8408
         Boston, MA 02266-8408

[State Street Research Logo]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  3985-970623(0798)SSR-LD                        SP-237E-697IBS